UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09086

TD Asset Management USA Funds Inc.

(FORMERLY KNOWN AS TD WATERHOUSE FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, NY 10022

(Address of principal executive offices) (Zip code)

R. Michael Thorfinnson, TD Asset Management USA Funds Inc.

399 Park Avenue, New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:  646-828-3653

Date of fiscal year end:  October 31, 2016

Date of reporting period:  April 30, 2016

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

SEMIANNUAL REPORT

April 30, 2016 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio

–	Investor Class
–	Premium Class
–	Class A
–	Select Class

TDAM U.S. Government Portfolio

–	Investor Class
–	Class A

TDAM Municipal Portfolio

–	Investor Class
–	Class A

TDAM California Municipal Money Market Portfolio

–	Investor Class
–	Class A

TDAM New York Municipal Money Market Portfolio

–	Investor Class
–	Class A

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Robert P. Herrmann James E. Kelly Barbara F. Palk Christopher L. Wilson
EXECUTIVE OFFICERS
R. Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 399 Park Avenue New York, NY 10022	Transfer Agent TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154-2631
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

The first half of fiscal 2016 (November 1, 2015 to April 30, 2016) was mixed for domestic financial assets, with equities posting modest declines while fixed income generated gains. The S&P 500 Index declined early in 2016, however, it recovered from its February bottom to end the six-month period relatively flat, down less than 1%. Meanwhile, both Treasuries and corporate bonds generated positive returns, contributing to the Barclays U.S. Aggregate Bond Index's 3% advance.

During the period, the Federal Reserve (the Fed) began its first tightening cycle in nearly a decade by modestly raising the federal funds rate target to 0.25% to 0.50% in December 2015. Since then, the Fed has kept the rate unchanged for three subsequent meetings. Although domestic economic data, including household income and labor market growth, has shown strength, inflation is still below the long-run objective of 2%. In line with our expectations that this will be the loosest tightening cycle in Fed history, the Fed reaffirmed in its April meeting that it will take a gradual approach to further tightening and it will keep the federal funds rate lower than normal for an extended period of time.

In spite of the Fed's move, domestic bonds rose in each of the six months. Energy prices continued their decline into 2016 with oil falling to levels not seen since 2003. This added downward pressure on yields, as did the associated reduction in inflation expectations. Oil has since recovered from those levels, but is still far from its previous highs. Overall, domestic bond yields remain low, although corporate bonds still offer a yield advantage over government bonds.

Globally, yields also remain low, due to highly accommodative central bank policies, along with sluggish growth and disinflationary pressures. In fact, contrary to the Fed's modest rate increase, some central banks have implemented negative rates, namely the European Central Bank and the Bank of Japan, with negative-yielding debt now totaling approximately $9.9 trillion globally.

The end of 2015 saw the U.S. dollar strengthen versus other currencies due not only to its perceived safe-haven status, but also to the Fed's initiation of the tightening cycle. Given the expected slow pace of future interest rate hikes, the currency's performance has been mixed recently. Although we do not expect the U.S. dollar to exhibit the same level of outperformance that we saw over the past two years, we believe that it will remain strong due to relative economic growth and structural advantages.

Looking Ahead

We have been forecasting an environment of muted returns with episodes of increased volatility for some time, and that continues to be our view. For us, muted returns translates to an expectation of low single digit returns for bonds and low to mid-single digit returns for equities. We continue to focus on high quality investments and are mindful of macro-economic factors that may affect investments, including slow global economic growth, elevated sovereign debt levels, and inflationary/deflationary pressures.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

May 13, 2016

The Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial adviser or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 through April 30, 2016).

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual Portfolios. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Annualized Expense Ratios 11/1/15 to 4/30/16	Expenses Paid During Period* 11/1/15 to 4/30/16
TDAM Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,000.00	0.38%	$1.89
Hypothetical (5% Return before expenses)	1,000.00	1,022.97	0.38	1.91
TDAM Money Market Portfolio – Premium Class
Actual	1,000.00	1,000.00	0.39	1.94
Hypothetical (5% Return before expenses)	1,000.00	1,022.92	0.39	1.96
TDAM Money Market Portfolio – Class A
Actual	1,000.00	1,000.00	0.38	1.89
Hypothetical (5% Return before expenses)	1,000.00	1,022.97	0.38	1.91
TDAM Money Market Portfolio – Select Class
Actual	1,000.00	1,000.00	0.38	1.89
Hypothetical (5% Return before expenses)	1,000.00	1,022.97	0.38	1.91
TDAM U.S. Government Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.27	1.34
Hypothetical (5% Return before expenses)	1,000.00	1,023.52	0.27	1.36
TDAM U.S. Government Portfolio – Class A
Actual	1,000.00	1,000.00	0.28	1.39
Hypothetical (5% Return before expenses)	1,000.00	1,023.47	0.28	1.41
TDAM Municipal Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.32	0.11	0.55
TDAM Municipal Portfolio – Class A
Actual	1,000.00	1,000.10	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.32	0.11	0.55
TDAM California Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.32	0.11	0.55
TDAM California Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.00	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.32	0.11	0.55
TDAM New York Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.00	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.32	0.11	0.55
TDAM New York Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.00	0.11	0.55
Hypothetical (5% Return before expenses)	1,000.00	1,024.32	0.11	0.55
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value for the period, multiplied by 182/366 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 04/30/16 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 04/30/16 (Unaudited) (Concluded)

****	Income may be subject to federal alternative minimum tax.
†	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively. This is assuming a 2016 maximum federal tax rate of 39.6% for the Municipal Portfolio, 51.9% federal and state for the California Municipal Money Market Portfolio, and 48.4% federal and state for the New York Municipal Money Market Portfolio.

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
ASSETS
Cost of investments and repurchase agreements	$3,043,516,103	$1,097,948,225	$924,128,044	$373,217,822	$188,372,785
Investments in securities, at value (Note 2)	$2,496,982,103	$835,200,225	$924,128,044	$373,217,822	$188,372,785
Repurchase agreements, at value (Note 2)	546,534,000	262,748,000	—	—	—
TOTAL INVESTMENTS	3,043,516,103	1,097,948,225	924,128,044	373,217,822	188,372,785
Cash	793	706	45,154	15,037	5,156
Receivable for capital shares sold	40,245,953	22,360,392	9,407,057	4,601,094	4,098,013
Interest receivable	2,768,226	79,141	1,687,203	1,365,309	222,800
Receivable for distribution fees	—	4,416	3,495	—	—
Prepaid expenses	347,529	91,001	122,897	42,444	33,516
TOTAL ASSETS	3,086,878,604	1,120,483,881	935,393,850	379,241,706	192,732,270
LIABILITIES
Payable for capital shares redeemed	38,492,384	21,301,467	7,424,765	7,538,254	674,505
Payable for securities purchased	4,811,333	—	—	—	—
Shareholder servicing fees payable	462,212	105,761	43,340	17,840	10,692
Transfer agent fees payable	245,794	91,696	78,038	30,795	15,943
Payable to Investment Manager	224,609	90,723	78,039	30,818	15,959
Distribution fees payable	139,247	—	—	60	40
Dividends payable to shareholders	1,102	225	361	178	61
Payable for Directors' fees (Note 4)	740	740	740	740	740
Other accrued expenses	233,531	79,919	83,329	40,344	36,170
TOTAL LIABILITIES	44,610,952	21,670,531	7,708,612	7,659,029	754,110
NET ASSETS	$3,042,267,652	$1,098,813,350	$927,685,238	$371,582,677	$191,978,160
Net assets consist of:
Paid-in-capital ($0.0001 par value common stock 27 billion, 12 billion, 8 billion, 7 billion and 4 billion shares authorized, respectively)	$3,042,243,952	$1,098,813,202	$927,685,009	$371,586,828	$192,013,471
Undistributed (distributions in excess of) net investment income	(121)	371	—	—	(1)
Accumulated net realized gains (losses) from investment transactions	23,821	(223)	229	(4,151)	(35,310)
Net assets, at value	$3,042,267,652	$1,098,813,350	$927,685,238	$371,582,677	$191,978,160
Investor Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($543,332,956 ÷ 543,349,903 shares)	($816,905,376 ÷ 816,910,827 shares)	($414,364,110 ÷ 414,386,147 shares)	($161,913,634 ÷ 161,909,519 shares)	($109,555,724 ÷ 109,588,007 shares)
Premium Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($101,869,655 ÷ 101,877,739 shares)
Class A net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($1,660,766,842 ÷ 1,660,716,738 shares)	($281,907,974 ÷ 281,903,370 shares)	($513,321,128 ÷ 513,299,363 shares)	($209,669,043 ÷ 209,677,317 shares)	($82,422,436 ÷ 82,445,043 shares)
Select Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($736,298,199 ÷ 736,299,571 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Six-Month Period Ended April 30, 2016 (Unaudited)

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest Income	$5,787,297	$1,586,221	$569,545	$236,329	$122,222
EXPENSES
Distribution fees
Investor Class	1,225,806	1,864,133	920,727	371,744	243,395
Premium Class	215,745	—	—	—	—
Class A	4,222,592	756,766	1,482,525	616,013	247,306
Select Class	1,187,130	—	—	—	—
Shareholder servicing fees
Investor Class	681,002	1,035,626	511,513	206,524	135,219
Premium Class	29,554	—	—	—	—
Class A	1,991,787	356,964	699,303	290,572	116,654
Select Class	179,868	—	—	—	—
Transfer agent fees
Investor Class	272,397	414,246	204,603	82,608	54,087
Premium Class	29,598	—	—	—	—
Class A	796,705	142,784	279,718	116,227	46,661
Select Class	359,731	—	—	—	—
Investment management fees	1,339,682	551,099	484,242	198,836	100,748
Directors' fees (Note 4)	12,669	12,669	12,669	12,668	12,669
Registration fees	247,812	48,092	61,072	28,096	29,736
Shareholder reports and mailing	200,353	103,797	35,676	14,808	9,827
Professional fees	104,188	49,892	46,546	29,618	24,319
Custody fees	51,087	24,066	41,205	19,544	13,992
Other expenses	78,084	25,512	37,004	18,950	13,244
TOTAL EXPENSES	13,225,790	5,385,646	4,816,803	2,006,208	1,047,857
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(7,587,553)	(3,855,225)	(4,295,776)	(1,789,797)	(935,731)
NET EXPENSES	5,638,237	1,530,421	521,027	216,411	112,126
NET INVESTMENT INCOME	149,060	55,800	48,518	19,918	10,096
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS	32,985	3,258	511	—	240
NET INCREASE IN NET ASSETS FROM OPERATIONS	$182,045	$59,058	$49,029	$19,918	$10,336

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Money Market Portfolio		TDAM U.S. Government Portfolio		TDAM Municipal Portfolio
	Six-Month Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six-Month Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six-Month Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
OPERATIONS:
Net investment income	$149,060	$295,103	$55,800	$106,526	$48,518	$91,973
Net realized gains (losses) from investment transactions	32,985	(9,167)	3,258	1,223	511	3,632
Net increase in net assets from operations	182,045	285,936	59,058	107,749	49,029	95,605
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(27,289)	(56,703)	(41,496)	(78,057)	(20,498)	(40,091)
Premium Class	(5,922)	(9,994)	—	—	—	—
Class A	(79,810)	(157,072)	(14,304)	(28,469)	(28,020)	(51,883)
Select Class	(36,038)	(71,333)	—	—	—	—
From net realized gains
Investor Class	—	(2,939)	—	—	(1,598)	—
Premium Class	—	(637)	—	—	—	—
Class A	—	(7,753)	—	—	(2,316)	—
Select Class	—	(3,551)	—	—	—	—
Total dividends and distributions to shareholders	(149,059)	(309,982)	(55,800)	(106,526)	(52,432)	(91,974)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	692,889,462	1,368,168,852	2,378,014,360	4,195,629,451	467,531,971	970,892,319
Shares issued in reinvestment of dividends	24,442	51,459	40,580	76,964	19,685	38,536
Payments for shares redeemed	(692,502,821)	(1,408,821,813)	(2,353,268,319)	(4,155,119,528)	(446,965,799)	(982,096,691)
Net increase (decrease) in net assets from Investor Class shares	411,083	(40,601,502)	24,786,621	40,586,887	20,585,857	(11,165,836)
Premium Class:
Proceeds from shares sold	89,727,099	86,862,174	—	—	—	—
Shares issued in reinvestment of dividends	4,295	8,151	—	—	—	—
Payments for shares redeemed	(90,487,174)	(98,183,212)	—	—	—	—
Net decrease in net assets from Premium Class shares	(755,780)	(11,312,887)	—	—	—	—
Class A:
Proceeds from shares sold	3,061,816,847	6,636,204,536	613,995,351	1,184,575,834	1,158,590,459	2,164,058,204
Shares issued in reinvestment of dividends	78,390	153,970	14,012	27,897	26,736	49,702
Payments for shares redeemed	(2,983,882,885)	(6,626,692,998)	(612,741,074)	(1,206,855,033)	(1,189,512,679)	(2,082,978,064)
Net increase (decrease) in net assets from Class A shares	78,012,352	9,665,508	1,268,289	(22,251,302)	(30,895,484)	81,129,842
Select Class:
Proceeds from shares sold	1,099,907,802	2,465,585,564	—	—	—	—
Shares issued in reinvestment of dividends	35,324	69,766	—	—	—	—
Payments for shares redeemed	(1,089,122,567)	(2,373,491,370)	—	—	—	—
Net increase in net assets from Select Class shares	10,820,559	92,163,960	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	88,488,214	49,915,079	26,054,910	18,335,585	(10,309,627)	69,964,006
TOTAL INCREASE (DECREASE) IN NET ASSETS	88,521,200	49,891,033	26,058,168	18,336,808	(10,313,030)	69,967,637
NET ASSETS:
Beginning of period	2,953,746,452	2,903,855,419	1,072,755,182	1,054,418,374	937,998,268	868,030,631
End of period	$3,042,267,652	$2,953,746,452	$1,098,813,350	$1,072,755,182	$927,685,238	$937,998,268
Undistributed (distributions in excess of) net investment income, end of period	$(121)	$(122)	$371	$371	$—	$—

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM California Municipal Money Market Portfolio		TDAM New York Municipal Money Market Portfolio
	Six-Month Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six-Month Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
OPERATIONS:
Net investment income	$19,918	$37,977	$10,096	$19,458
Net realized gains (losses) from investment transactions	—	(8)	240	31
Net increase in net assets from operations	19,918	37,969	10,336	19,489
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(8,275)	(16,068)	(5,420)	(10,368)
Class A	(11,643)	(21,909)	(4,676)	(9,090)
Total dividends and distributions to shareholders	(19,918)	(37,977)	(10,096)	(19,458)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	156,824,853	313,357,848	138,902,609	293,047,003
Shares issued in reinvestment of dividends	8,114	15,730	5,242	9,754
Payments for shares redeemed	(157,804,532)	(307,922,229)	(136,509,995)	(287,782,672)
Net increase (decrease) in net assets from Investor Class shares	(971,565)	5,451,349	2,397,856	5,274,085
Class A:
Proceeds from shares sold	527,793,490	1,083,423,429	200,487,865	399,486,946
Shares issued in reinvestment of dividends	11,202	21,079	4,496	8,857
Payments for shares redeemed	(542,238,277)	(1,061,312,329)	(222,611,856)	(362,583,544)
Net increase (decrease) in net assets from Class A shares	(14,433,585)	22,132,179	(22,119,495)	36,912,259
Net increase (decrease) in net assets from capital share transactions	(15,405,150)	27,583,528	(19,721,639)	42,186,344
TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,405,150)	27,583,520	(19,721,399)	42,186,375
NET ASSETS:
Beginning of period	386,987,827	359,404,307	211,699,559	169,513,184
End of period	$371,582,677	$386,987,827	$191,978,160	$211,699,559
Distributions in excess of net investment income, end of period	$—	$—	$(1)	$(1)

Please see accompanying notes to financial statements.

Financial Highlights

For the six-month period ended April 30, 2016 (unaudited) and years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.03%
Net assets end of period (000)	$543,333		$542,916		$583,522		$674,647		$763,979		$865,149
Ratio of net expenses to average net assets	0.38	%‡	0.15%		0.11%		0.15%		0.25%		0.20%
Ratio of total expenses to average net assets	0.94	%‡	0.94%		0.94%		0.95%		0.97%		0.92%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.03%

	Premium Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.03%
Net assets end of period (000)	$101,870		$102,624		$113,938		$105,946		$131,130		$183,634
Ratio of net expenses to average net assets	0.39	%‡	0.15%		0.11%		0.15%		0.25%		0.20%
Ratio of total expenses to average net assets	0.60	%‡	0.60%		0.61%		0.61%		0.63%		0.58%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.03%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2016.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Class A
	2016ˆ		2015		2014		2013		2012		2011
TDAM Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.03%
Net assets end of period (000)	$1,660,767		$1,582,737		$1,573,084		$1,407,090		$1,280,470		$1,158,756
Ratio of net expenses to average net assets	0.38	%‡	0.16%		0.11%		0.15%		0.25%		0.20%
Ratio of total expenses to average net assets	1.02	%‡	1.02%		1.02%		1.03%		1.05%		1.00%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.03%

	Select Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.03%
Net assets end of period (000)	$736,298		$725,470		$633,311		$517,223		$520,771		$638,736
Ratio of net expenses to average net assets	0.38	%‡	0.16%		0.11%		0.15%		0.25%		0.20%
Ratio of total expenses to average net assets	0.62	%‡	0.62%		0.62%		0.63%		0.65%		0.60%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.03%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2016.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Investor Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM U.S. Government Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$816,905		$792,116		$751,528		$669,935		$571,744		$563,640
Ratio of net expenses to average net assets	0.27	%‡	0.09%		0.06%		0.09%		0.13%		0.14%
Ratio of total expenses to average net assets	0.95	%‡	0.94%		0.95%		0.95%		0.95%		0.92%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.02%

	Class A
	2016ˆ		2015		2014		2013		2012		2011
TDAM U.S. Government Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$281,908		$280,639		$302,890		$297,314		$287,472		$379,142
Ratio of net expenses to average net assets	0.28	%‡	0.09%		0.06%		0.09%		0.13%		0.14%
Ratio of total expenses to average net assets	1.03	%‡	1.02%		1.03%		1.03%		1.03%		1.00%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.02%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2016.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Investor Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM Municipal Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	—		—		—		0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		—		—		(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$414,364		$393,780		$404,944		$432,993		$408,554		$407,688
Ratio of net expenses to average net assets	0.11	%‡	0.05%		0.07%		0.12%		0.17%		0.22%
Ratio of total expenses to average net assets	0.95	%‡	0.94%		0.95%		0.95%		0.95%		0.94%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.02%

	Class A
	2016ˆ		2015		2014		2013		2012		2011
TDAM Municipal Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	—		—		—		0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		—		—		(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$513,321		$544,219		$463,087		$498,329		$426,832		$412,960
Ratio of net expenses to average net assets	0.11	%‡	0.05%		0.06%		0.11%		0.17%		0.22%
Ratio of total expenses to average net assets	1.03	%‡	1.02%		1.03%		1.03%		1.03%		1.02%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.02%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2016.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

	Investor Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM California Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		(0.000	)*	0.000	*	0.000	*	0.000	*	—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$161,914		$162,885		$157,434		$169,922		$162,971		$154,950
Ratio of net expenses to average net assets	0.11	%‡	0.04%		0.05%		0.11%		0.16%		0.18%
Ratio of total expenses to average net assets	0.96	%‡	0.97%		0.97%		0.97%		0.98%		0.98%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.02%

	Class A
	2016ˆ		2015		2014		2013		2012		2011
TDAM California Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		(0.000	)*	0.000	*	0.000	*	0.000	*	—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$209,669		$224,103		$201,970		$188,975		$155,023		$157,317
Ratio of net expenses to average net assets	0.11	%‡	0.04%		0.05%		0.10%		0.16%		0.18%
Ratio of total expenses to average net assets	1.04	%‡	1.05%		1.05%		1.05%		1.06%		1.05%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.02%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2016.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

	Investor Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM New York Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	(0.000	)*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$109,556		$107,158		$101,884		$100,062		$95,351		$92,206
Ratio of net expenses to average net assets	0.11	%‡	0.04%		0.05%		0.10%		0.14%		0.17%
Ratio of total expenses to average net assets	1.00	%‡	1.01%		1.02%		1.01%		1.02%		1.03%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.02%

	Class A
	2016ˆ		2015		2014		2013		2012		2011
TDAM New York Municipal Money Market Portfolio
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	(0.000	)*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.02%
Net assets end of period (000)	$82,422		$104,542		$67,629		$75,632		$95,548		$55,846
Ratio of net expenses to average net assets	0.11	%‡	0.04%		0.05%		0.11%		0.14%		0.17%
Ratio of total expenses to average net assets	1.08	%‡	1.09%		1.10%		1.09%		1.10%		1.11%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.02%

*	Amount represents less than $.001 per share.
ˆ	For the six-month period ended April 30, 2016.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Periods less than full years are not annualized.
(1)	Prior to the year ended October 31, 2012, per share amounts were calculated based on average shares outstanding.
‡	Annualized.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (Unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twenty-two series. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). Each Portfolio is a diversified portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios are investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Portfolios follow the accounting and reporting guidance for investment companies. The Portfolios’ financial statements are prepared in accordance with GAAP, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Portfolios is computed by dividing the total current value of the assets of a Portfolio, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Portfolio’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Portfolios may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2016, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the six-month period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

For the six-month period ended April 30, 2016, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued as earned.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (Unaudited)

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the six-month period ended April 30, 2016, earnings credits were $717 for the Money Market Portfolio.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10% of the first $1 billion of average daily net assets of each such Portfolio, 0.09% of the next $1 billion, and 0.08% of average daily net assets over $2 billion.

The Investment Manager and its affiliates from time to time may waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Portfolio (in each case, a “Voluntary Waiver,” and collectively, the “Voluntary Waivers”). These Voluntary Waivers are subject to cancellation or modification by the Investment Manager and its affiliates at any time.

TDAM USA Inc. has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons,

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (Unaudited)

pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

For the six-month period ended April 30, 2016, the Investment Manager and its affiliates waived and/or reimbursed certain fees for each Portfolio as follows:

	Investment Management Fees Waived/Expenses Reimbursed	Distribution Fees Waived	Shareholder Service Fees Waived	Transfer Agent Fees Waived	Total
Money Market Portfolio	$—	N/A	N/A	N/A	$—
Investor Class	N/A	$1,225,806	$289,754	$6,582	1,522,142
Premium Class	N/A	126,644	1,262	—	127,906
Class A	N/A	4,222,592	840,943	19,101	5,082,636
Select Class	N/A	810,220	36,021	8,628	854,869
					$7,587,553
U.S. Government Portfolio	$15,125	N/A	N/A	N/A	$15,125
Investor Class	N/A	$1,864,133	$804,818	$105,130	2,774,081
Class A	N/A	756,766	275,136	34,117	1,066,019
					$3,855,225
Municipal Portfolio	$338,712	N/A	N/A	N/A	$338,712
Investor Class	N/A	$920,727	$492,373	$161,467	1,574,567
Class A	N/A	1,482,525	675,109	224,863	2,382,497
					$4,295,776
California Portfolio	$154,796	N/A	N/A	N/A	$154,796
Investor Class	N/A	$371,744	$198,668	$69,163	639,575
Class A	N/A	616,013	280,556	98,857	995,426
					$1,789,797
New York Portfolio	$119,069	N/A	N/A	N/A	$119,069
Investor Class	N/A	$243,395	$129,339	$45,292	418,026
Class A	N/A	247,306	111,829	39,501	398,636
					$935,731

All fees are earned, waived and reimbursed at the class level of each Portfolio, with the exception of Investment Management fees which are earned, waived and reimbursed at the portfolio level of each Portfolio.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (Unaudited)

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $67,500, payable quarterly;
2.	a meeting fee of $6,500 for each meeting attended in person;
3.	a meeting fee of $4,000 for each meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $6,500 for each special meeting attended in person;
6.	retainer for the Chairman is $20,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Portfolio Risks

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

Note 6 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions, taken or expected to be taken in the course of preparing the Portfolios’ tax returns, to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (Unaudited)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences are primarily attributable to distribution reclassification. They have been reclassified to/from the following accounts during the fiscal year ended October 31, 2015:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Money Market Portfolio	$—	$(119)	$119

These reclassifications have no impact on net assets or net asset value per share.

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2015 and 2014, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Money Market Portfolio	2015	$—	$309,982	$—	$309,982
	2014	—	272,530	—	272,530
U.S. Government Portfolio	2015	—	106,526	—	106,526
	2014	—	102,114	—	102,114
Municipal Portfolio	2015	89,262	2,712	—	91,974
	2014	89,070	45	—	89,115
California Portfolio	2015	37,658	319	—	37,977
	2014	37,579	472	—	38,051
New York Portfolio	2015	18,566	892	—	19,458
	2014	17,617	270	—	17,887

As of October 31, 2015, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$25,021	$—	$(9,167)	$(25,140)	$(9,286)
U.S. Government Portfolio	9,914	—	(3,481)	(9,543)	(3,110)
Municipal Portfolio	3,632	8,735	—	(8,735)	3,632
California Portfolio	—	3,341	(4,150)	(3,342)	(4,151)
New York Portfolio	—	1,854	(35,549)	(1,856)	(35,551)

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (Unaudited)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2015, the breakdown of capital loss carryforwards was as follows:

		Expiring October 31,
	Short-Term Loss	2016	2018	2019	Total
Money Market Portfolio	$9,167	$—	$—	$—	$9,167
U.S. Government Portfolio	3,481	—	—	—	3,481
California Portfolio	8	4,061	81	—	4,150
New York Portfolio	34,962	—	148	439	35,549

During the year ended October 31, 2015, the U.S. Government Portfolio and New York Portfolio utilized $1,223 and $31, respectively, of capital loss carryforwards to offset capital gains.

At April 30, 2016, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 7 — Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. The most significant change, which takes effect on October 14, 2016, is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to transact at a stable $1.00 share price. At this time, the management continues to evaluate the implications and its impact to the Portfolios.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report, except as noted below.

On June 23, 2016, the Board of Directors of the Company approved certain changes to the investment strategies of the U.S. Government Portfolio to conform to the requirements applicable to “government money market funds” under Rule 2a-7. The investment strategy changes will take effect on or about October 14, 2016.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 29.2%
BANKS — 3.6%
Australia & New Zealand Banking Group
0.44%, 5/6/16 (A)	$25,000,000	$24,998,472
Caisse Centrale Desjardins
0.59%, 7/5/16 (A)	30,000,000	29,968,042
Commonwealth Bank of Australia
0.63%, 6/6/16 (A)	25,000,000	24,984,250
0.62%, 8/3/16	30,000,000	29,951,433
		109,902,197
INDUSTRIAL & OTHER COMMERCIAL PAPER — 25.6%
Alphabet
0.46%, 8/17/16	32,950,000	32,904,529
Ascension Health
0.49%, 5/4/16	20,000,000	19,999,183
CDP Financial
0.66%, 5/16/16	25,000,000	24,993,125
0.63%, 6/17/16	24,000,000	23,980,260
0.80%, 7/8/16	16,000,000	15,975,822
Export Development Canada
0.64%, 6/21/16	25,000,000	24,977,333
0.60%, 8/15/16	25,000,000	24,955,833
Exxon Mobil
0.34%, 5/23/16	30,000,000	29,993,767
Harvard University
0.42%, 5/17/16	29,000,000	28,994,587
Microsoft
0.36%, 5/18/16	39,000,000	38,993,370
0.42%, 5/25/16	39,000,000	38,989,080
0.36%, 6/15/16	25,000,000	24,988,750
Northwestern University
0.38%, 5/11/16	30,000,000	29,996,833
0.42%, 5/26/16	20,000,000	19,994,167
Ontario Teacher Financial Trust
0.70%, 5/11/16	25,000,000	24,995,139
Province of British Columbia
0.48%, 6/10/16	24,000,000	23,987,200
0.58%, 7/18/16	24,000,000	23,969,840
Province of Quebec
0.46%, 5/4/16	9,000,000	8,999,655
PSP Capital
0.41%, 5/3/16	25,000,000	24,999,431
0.62%, 6/21/16	23,500,000	23,479,359
0.62%, 7/7/16	26,000,000	25,969,999
0.65%, 8/10/16	23,500,000	23,457,145
Total Capital Canada
0.59%, 5/25/16 (A)	24,000,000	23,990,640

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Trinity Health
0.45%, 5/16/16	$25,000,000	$24,995,313
0.39%, 5/24/16	25,000,000	24,993,771
University of California
0.39%, 5/5/16	22,000,000	21,999,047
0.43%, 6/8/16	30,000,000	29,986,383
University of Virginia
0.40%, 5/11/16	9,745,000	9,743,917
Yale University
0.42%, 5/10/16	52,750,000	52,744,467
0.39%, 5/17/16	31,000,000	30,994,627
		779,042,572
TOTAL COMMERCIAL PAPER		888,944,769
MUNICIPAL OBLIGATIONS — 20.8%
Baton Rouge Parish, Exxon Project, AMT, RB
0.25%, 6/1/16 (B)	9,000,000	9,000,000
Board of Trustees of the Michigan State University, TECP
0.41%, 5/26/16	28,000,000	28,000,000
0.41%, 6/14/16	29,920,000	29,920,000
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.41%, 6/1/16 (B)	10,900,000	10,900,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.41%, 6/1/16 (B)	6,500,000	6,500,000
California State, TECP
0.45%, 6/2/16	12,500,000	12,500,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.28%, 6/1/16 (B)	1,000,000	1,000,000
Dallas Area Rapid Transit, TECP
0.08%, 5/25/16	20,000,000	19,993,141
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.40%, 5/15/16 (B)(C)	1,845,000	1,845,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.40%, 5/2/16 (B)	$9,000,000	$9,000,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.42%, 5/4/16 (B)	3,000,000	3,000,000
Johns Hopkins University, TECP
0.13%, 6/1/16	22,626,000	22,618,853
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.43%, 6/1/16 (B)	1,416,000	1,416,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.26%, 6/1/16 (B)	3,400,000	3,400,000
Long Island, Power Authority
0.45%, 6/27/16	20,000,000	20,000,000
Los Angeles, Municipal Improvement Authority, TECP
0.43%, 5/19/16	13,000,000	13,000,000
Lower Neches Valley Authority, IDC, RB
0.24%, 6/1/16 (B)	900,000	900,000
Massachusetts Port Authority, Ser R, RB, (LOC: U.S. Bank, N.A.)
0.40%, 6/1/16 (A)(B)	5,400,000	5,400,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.43%, 6/1/16 (B)	17,000,000	17,000,000
Mississippi State, Business Financial, Chevron USA Project, Ser A, RB
0.23%, 6/1/16 (B)	6,825,000	6,825,000
Mississippi State, Business Financial, Chevron USA Project, Ser D, RB
0.23%, 6/1/16 (B)	4,840,000	4,840,000
Mississippi State, Business Financial, Chevron USA Project, Ser E, RB
0.28%, 5/2/16 (B)	7,300,000	7,300,000
Montgomery County, TECP
0.45%, 5/5/16	19,600,000	19,600,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.40%, 5/2/16 (B)	$16,090,000	$16,090,000
NYS, HFA, RB
0.40%, 5/2/16 (B)	7,250,000	7,250,000
NYS, HFA, Maestro West Chelsea Housing Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.43%, 5/2/16 (B)	15,000,000	15,000,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.40%, 5/2/16 (B)	10,000,000	10,000,000
Philadelphia, TECP
0.70%, 8/4/16	8,000,000	8,000,000
Princeton University, TECP
0.39%, 5/17/16	4,000,000	4,000,000
Providence Health & Services, TECP
0.40%, 5/24/16	33,000,000	33,000,000
0.44%, 6/9/16	48,000,000	48,000,000
0.42%, 6/22/16	27,000,000	27,000,000
San Francisco, Public Utilities Commission, TECP
0.42%, 5/3/16	29,100,000	29,100,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.39%, 6/1/16 (B)	18,200,000	18,200,000
University of California, Ser Z-1, RB
0.37%, 6/1/16 (B)	16,520,000	16,520,000
University of California, Ser Z-2, RB
0.42%, 5/2/16 (B)	9,100,000	9,100,000
University of Minnesota, TECP
0.45%, 5/9/16	30,000,000	30,000,000
0.40%, 5/10/16	14,000,000	14,000,000
University of Texas, TECP
0.04%, 6/6/16	25,000,000	24,986,113
0.04%, 6/7/16	25,000,000	24,985,811
0.46%, 6/7/16	25,000,000	25,000,000
University of Virginia, TECP
0.44%, 5/5/16	17,900,000	17,900,000
TOTAL MUNICIPAL OBLIGATIONS		632,089,918

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 9.8%
BANKS — 6.9%
Bank of Montreal
0.73%, 5/16/16 (D)	$25,000,000	$25,000,000
1.15%, 7/15/16 (D)	31,625,000	31,652,010
1.30%, 7/15/16	20,580,000	20,608,420
Bank of Nova Scotia
0.79%, 6/8/16 (D)	25,000,000	25,000,000
1.38%, 7/15/16	44,800,000	44,866,895
Canadian Imperial Bank of Commerce
0.63%, 5/13/16 (D)	19,000,000	19,000,383
1.15%, 7/18/16 (D)	13,700,000	13,712,313
Royal Bank of Canada MTN
2.30%, 7/20/16	29,655,000	29,757,221
		209,597,242
DOMESTIC/FOREIGN BANK SUPPORTED — 0.8%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.43%, 6/1/16 (D)	25,695,000	25,695,000
PCP Investors (LOC: Wells Fargo Bank, N.A.)
0.43%, 6/1/16 (D)	1,075,000	1,075,000
		26,770,000
FINANCIALS — 0.8%
Bank of Nova Scotia
1.15%, 7/15/16 (D)	3,800,000	3,804,411
JPMorgan Chase Bank
0.96%, 6/13/16 (D)	4,000,000	4,001,250
Partisan Property
0.46%, 6/1/16 (D)	3,353,300	3,353,300
Royal Bank of Canada MTN
1.45%, 9/9/16	2,600,000	2,605,546
Wells Fargo Bank
0.87%, 5/17/16 (D)	10,000,000	10,003,887
		23,768,394
INFORMATION TECHNOLOGY — 1.3%
Apple
0.45%, 5/3/16	39,700,000	39,700,131
TOTAL CORPORATE OBLIGATIONS		299,835,767

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bills
0.30%, 5/19/16 (E)	$100,000,000	$99,985,125
0.35%, 7/28/16	40,000,000	39,966,267
0.37%, 10/27/16 (E)	100,000,000	99,815,034
TOTAL U.S. TREASURY OBLIGATIONS		239,766,426
REGIONAL GOVERNMENT OBLIGATIONS — 6.5%
Canada Government International Bond MTN
0.55%, 7/27/16 (D)	48,000,000	47,985,170
Hydro-Quebec
2.00%, 6/30/16	35,650,000	35,730,929
Province of British Columbia
2.10%, 5/18/16	52,045,000	52,084,816
Province of Ontario Canada
2.30%, 5/10/16	27,000,000	27,011,715
1.00%, 7/22/16	10,400,000	10,406,762
Province of Quebec Canada
5.13%, 5/14/16	23,124,000	23,651,483
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		196,870,875
CERTIFICATES OF DEPOSIT — 6.2%
Australia & New Zealand Banking Group, NY
0.51%, 6/30/16	25,000,000	25,000,416
National Bank of Canada, NY
0.65%, 2/13/16	28,500,000	28,500,382
0.71%, 6/1/16	25,000,000	24,999,128
0.59%, 6/3/16	28,000,000	28,000,255
U.S. Bank of Cincinnati
0.74%, 7/21/16	34,000,000	34,000,000
Westpac Banking
0.64%, 5/31/16	24,000,000	24,000,000
0.78%, 8/10/16	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		189,500,181
U.S. GOVERNMENT AGENCY OBLIGATION — 1.6%
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 1.6%
0.31%, 6/30/16 (E)	50,000,000	49,974,167
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		49,974,167

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 18.0%
Bank of Montreal 0.26% 0.26% dated 4/29/16, due 5/3/16 in the amount of $50,002,528, fully collateralized by U.S. Treasury obligations, par value $100 – $18,771,200, coupon range 0.635% – 8.75%, maturity range 1/15/17 – 8/15/43, value $51,000,029	$50,000,000	$50,000,000
Bank of Montreal 0.27% 0.27% dated 4/29/16, due 5/2/16 in the amount of $71,535,610, fully collateralized by U.S. Treasury obligations, par value $23,239,000 – $26,413,100, coupon range 0.327% – 2.50%, maturity range 7/31/17 – 2/15/46, value $72,964,732	71,534,000	71,534,000
Bank of Nova Scotia 0.28% 0.28% dated 4/29/16, due 5/2/16 in the amount of $400,009,333, fully collateralized by U.S. Treasury obligations, par value $9,578,000 – $371,436,600, coupon range 0.123% – 1.25%, maturity range 4/15/17 – 5/12/46, value $401,195,568	400,000,000	400,000,000
RBC Capital Markets 0.27% 0.27% dated 4/29/16, due 5/2/16 in the amount of $25,000,563, fully collateralized by U.S. Treasury obligations, par value $5,119,000 – $19,983,800, coupon range 0.00% – 3.00%, maturity range 5/26/16 – 11/15/44, value $25,500,071	25,000,000	25,000,000
TOTAL REPURCHASE AGREEMENTS		546,534,000

DESCRIPTION	VALUE
TOTAL INVESTMENTS (Cost $3,043,516,103) — 100.0%	$3,043,516,103
OTHER ASSETS AND LIABILITIES, NET — 0.0%	(1,248,451)
NET ASSETS — 100.0%	$3,042,267,652
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2016, these securities amounted to $109,341,404 or 3.59% of net assets of the Portfolio.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.
(C)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(D)	Variable rate security. The rate shown is the current rate on April 30, 2016. Date shown represents the next interest reset date.
(E)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax

HFA — Housing Finance Agency

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 61.9%
FANNIE MAE — 0.4%
0.63%, 8/26/16 (A)	$5,000,000	$5,001,278
FANNIE MAE, DISCOUNT NOTE — 11.0%
0.28%, 5/4/16 (A)(B)	14,167,000	14,166,675
0.35%, 5/11/16 (A)(B)	25,403,000	25,400,541
0.34%, 5/25/16 (A)(B)	10,000,000	9,997,733
0.37%, 6/21/16 (A)(B)	25,000,000	24,986,896
0.30%, 8/1/16 (A)(B)	40,000,000	39,969,844
0.58%, 8/15/16 (A)(B)	6,745,000	6,733,481
		121,255,170
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 14.9%
0.32%, 5/4/16 (B)	30,000,000	29,999,200
0.38%, 6/7/16 (B)	15,000,000	14,994,142
0.26%, 6/9/16	2,500,000	2,499,296
0.27%, 6/21/16 (B)	27,500,000	27,489,481
0.27%, 6/29/16 (B)	20,000,000	19,991,150
0.57%, 8/2/16 (B)	15,000,000	14,977,912
0.47%, 8/12/16 (B)	12,500,000	12,483,191
0.48%, 8/19/16 (B)	25,000,000	24,963,334
0.46%, 12/14/16 (C)	15,000,000	14,999,526
0.49%, 2/27/17 (C)	900,000	899,743
		163,296,975
FEDERAL HOME LOAN BANK — 14.3%
0.42%, 5/12/16 (C)	25,000,000	25,000,000
0.42%, 7/29/16 (C)	50,000,000	50,000,000
0.38%, 8/17/16 (C)	19,560,000	19,560,533
0.52%, 9/23/16 (C)	25,000,000	25,000,000
0.52%, 10/19/16 (C)	20,000,000	20,000,000
0.65%, 4/28/17	18,000,000	18,000,000
		157,560,533
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 9.1%
0.54%, 6/21/16 (B)	25,000,000	24,980,875
0.37%, 6/22/16 (B)	25,000,000	24,986,820
0.54%, 6/28/16 (B)	25,000,000	24,978,250
0.31%, 6/30/16 (B)	10,000,000	9,994,833
0.58%, 7/20/16 (B)	15,000,000	14,980,667
		99,921,445
FREDDIE MAC — 2.7%
0.50%, 5/13/16 (A)	1,000,000	1,000,031
2.50%, 5/27/16 (A)	700,000	700,943
2.00%, 8/25/16 (A)	2,549,000	2,561,014
0.88%, 10/14/16 (A)	25,000,000	25,041,297
		29,303,285

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FREDDIE MAC, DISCOUNT NOTE — 9.5%
0.39%, 5/6/16 (A)(B)	$15,000,000	$14,999,187
0.34%, 6/1/16 (A)(B)	15,000,000	14,995,608
0.40%, 6/3/16 (A)(B)	25,000,000	24,990,834
0.50%, 7/7/16 (A)(B)	30,000,000	29,972,084
0.46%, 8/12/16 (A)(B)	12,500,000	12,483,728
0.43%, 9/16/16 (A)(C)	6,500,000	6,499,278
		103,940,719
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		680,279,405
U.S. TREASURY OBLIGATIONS — 14.1%
U.S. Treasury Bills
0.30%, 5/19/16 (B)	25,000,000	24,996,275
0.33%, 6/23/16 (B)	35,000,000	34,983,253
0.29%, 6/30/16 (B)	20,000,000	19,990,500
0.25%, 7/21/16 (B)	50,000,000	49,971,875
0.35%, 7/28/16	25,000,000	24,978,917
TOTAL U.S. TREASURY OBLIGATIONS		154,920,820
REPURCHASE AGREEMENTS — 23.9%
Bank of Montreal 0.26% 0.26% dated 4/29/16, due 5/3/16 in the amount of $25,001,264, fully collateralized by U.S. Treasury obligations, par value $400 – $5,180,100, coupon range 0.63% – 8.75%, maturity range 5/15/17 – 2/28/23, value $25,500,020	25,000,000	25,000,000
Bank of Montreal 0.27% 0.27% dated 4/29/16, due 5/2/16 in the amount of $62,749,412, fully collateralized by U.S. Treasury obligations, par value $100 – $580,500, coupon range 0.00% – 1.00%, maturity range 11/30/19 – 5/15/21, value $64,003,026	62,748,000	62,748,000
Bank of Nova Scotia 0.28% 0.28% dated 4/29/16, due 5/2/16 in the amount of $155,003,617, fully collateralized by U.S. Treasury obligations, par value $100 – $1007,755,100, coupon range 0.00% – 1.38%, maturity range 06/09/16 – 10/31/20, value $158,103,754	155,000,000	155,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS (continued)
RBC Capital Markets 0.27% 0.27% dated 4/29/16, due 5/2/16 in the amount of $20,000,450, fully collateralized by U.S. Treasury obligations, par value $206,100 – $20,193,600, coupon range 0.00% – 1.75%, maturity range 5/26/16 – 1/31/23, value $20,400,075	$20,000,000	$20,000,000
TOTAL REPURCHASE AGREEMENTS		262,748,000
TOTAL INVESTMENTS (Cost $1,097,948,225) — 99.9%		1,097,948,225
OTHER ASSETS AND LIABILITIES, NET — 0.1%		865,125
NET ASSETS — 100.0%		$1,098,813,350
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on April 30, 2016. Date shown represents the next interest reset date.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.6%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.49%, 7/1/16 (A)	$4,650,000	$4,650,000
ARIZONA — 1.4%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.28%, 6/1/16 (A)	12,870,000	12,870,000
CALIFORNIA — 18.5%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.39%, 6/1/16 (A)	39,900,000	39,900,000
California State, GO
2.00%, 8/1/16	17,300,000	17,377,659
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.41%, 6/1/16 (A)	14,000,000	14,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.41%, 6/1/16 (A)	5,000,000	5,000,000
California State, MFA, Exxon Mobile Project, AMT, RB
0.17%, 6/1/16 (A)	7,300,000	7,300,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.21%, 6/1/16 (A)	3,000,000	3,000,000
California Statewide, Community Development Authority, Ser B, RB
0.49%, 6/1/16 (A)	12,000,000	12,000,000
Irvine Ranch Water District, Ser A-2, SAB
0.49%, 5/2/16 (A)	6,500,000	6,500,000
Metropolitan Water District of Southern California, Ser E, RB
0.49%, 5/2/16 (A)	6,000,000	6,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.40%, 7/1/16 (A)	$12,660,000	$12,660,000
Riverside County, TECP
0.19%, 5/10/16	3,500,000	3,500,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.39%, 6/1/16 (A)	6,800,000	6,800,000
San Jose, Finance Authority, TECP
0.06%, 5/16/16	9,808,000	9,808,000
University of California, Ser AL-2, RB
0.40%, 5/2/16 (A)	27,500,000	27,500,000
		171,345,659
COLORADO — 0.7%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.51%, 5/2/16 (A)	1,855,000	1,855,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.46%, 5/2/16 (A)	4,845,000	4,845,000
		6,700,000
FLORIDA — 0.9%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.46%, 5/15/16 (A)(B)	6,425,000	6,425,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.46%, 5/15/16 (A)(B)	2,000,000	2,000,000
		8,425,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
GEORGIA — 6.4%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.42%, 6/1/16 (A)	$3,200,000	$3,200,000
Georgia State, Ser A, GO
5.00%, 7/1/16	8,325,000	8,391,815
Main Street Natural Gas Inc., Sub-Ser A1, RB
0.47%, 5/2/16 (A)	10,285,000	10,285,000
Main Street Natural Gas Inc., Sub-Ser A2, RB
0.49%, 5/2/16 (A)	21,000,000	21,000,000
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.39%, 6/1/16 (A)	16,200,000	16,200,000
		59,076,815
IDAHO — 0.5%
Idaho State, TRAN
2.00%, 6/30/16	5,000,000	5,013,973
ILLINOIS — 5.4%
Illinois State, EFA, TECP
0.47%, 7/7/16	17,075,000	17,075,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.40%, 6/1/16 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.40%, 6/1/16 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.38%, 5/2/16 (A)	16,300,000	16,300,000
Illinois State, Finance Authority, Riverside Health System Project, RB
0.40%, 5/2/16 (A)	1,960,000	1,960,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.41%, 6/1/16 (A)	$3,600,000	$3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.47%, 5/2/16 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.54%, 6/1/16 (A)	3,630,000	3,630,000
		50,165,000
INDIANA — 0.7%
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.42%, 5/4/16 (A)	700,000	700,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.41%, 5/2/16 (A)	2,700,000	2,700,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.38%, 6/1/16 (A)	2,900,000	2,900,000
		6,300,000
IOWA — 1.1%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.42%, 7/1/16 (A)	5,895,000	5,895,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.54%, 6/1/16 (A)	700,000	700,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IOWA (continued)
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.45%, 6/1/16 (A)	$3,990,000	$3,990,000
		10,585,000
KENTUCKY — 0.8%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.43%, 6/1/16 (A)	7,500,000	7,500,000
MARYLAND — 6.5%
Johns Hopkins University, TECP
0.10%, 6/2/16	2,008,000	2,008,000
Johns Hopkins University, TECP
0.10%, 6/2/16	13,000,000	13,000,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.14%, 6/1/16 (A)	14,000,000	14,000,000
Montgomery County, Ser A, GO
5.00%, 11/1/16	5,000,000	5,117,808
Montgomery County, TECP
0.18%, 6/9/16	20,000,000	20,000,000
Montgomery County, TECP
0.45%, 5/5/16	6,000,000	6,000,000
		60,125,808
MASSACHUSETTS — 7.0%
Boston, Water and Sewer System, TECP
0.12%, 5/17/16	5,750,000	5,750,000
Commonwealth of Massachusetts, Ser B, GO
2.00%, 5/25/16	29,800,000	29,836,089

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Massachusetts State, HEFA, Harvard University Project, Ser R, RB
0.20%, 6/1/16 (A)	$2,015,000	$2,015,000
Massachusetts State, HEFA, TECP
0.05%, 5/17/16	11,500,000	11,500,000
Massachusetts State, HEFA, TECP
0.41%, 5/4/16	9,151,000	9,151,000
Massachusetts State, HEFA, TECP
0.43%, 5/3/16	1,500,000	1,500,000
Massachusetts State, Port Authority, Harborside Hyatt Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.41%, 6/1/16 (A)(C)	5,000,000	5,000,000
		64,752,089
MICHIGAN — 3.4%
Board of Trustees of the Michigan State University, TECP
0.07%, 6/2/16	3,540,000	3,540,000
Michigan State University, RB
0.41%, 6/1/16 (A)	9,500,000	9,500,000
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
0.14%, 6/1/16 (A)	1,850,000	1,850,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: FHLB)
0.45%, 5/2/16 (A)	7,890,000	7,890,000
Michigan State, Hospital Financing Authority, TECP
0.46%, 6/3/16	1,400,000	1,400,000
University of Michigan, Ser D-1, RB
0.22%, 6/1/16 (A)	2,550,000	2,550,000
University of Michigan, Ser D-2, RB
0.38%, 6/1/16 (A)	4,840,000	4,840,000
		31,570,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MINNESOTA — 4.2%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.43%, 6/1/16 (A)	$10,750,000	$10,750,000
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.39%, 5/4/16 (A)	8,000,000	8,000,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.39%, 6/1/16 (A)	5,785,000	5,785,000
University of Minnesota, TECP
0.06%, 5/16/16	8,700,000	8,700,000
University of Minnesota, TECP
0.43%, 5/18/16	3,000,000	3,000,000
University of Minnesota, TECP
0.43%, 5/4/16	3,000,000	3,000,000
		39,235,000
MISSISSIPPI — 2.3%
Mississippi State, Business Finance, Chevron USA Project, Ser B, RB
0.28%, 5/2/16 (A)	500,000	500,000
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.23%, 6/1/16 (A)	2,600,000	2,600,000
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.23%, 6/1/16 (A)	2,000,000	2,000,000
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.28%, 5/2/16 (A)	2,215,000	2,215,000
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
0.23%, 6/1/16 (A)	7,355,000	7,355,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Mississippi State, Business Financial, Chevron USA Project, Ser G, RB
0.25%, 5/2/16 (A)	$5,800,000	$5,800,000
Mississippi State, Business Finance, Ser C, RB
0.23%, 6/1/16 (A)	800,000	800,000
		21,270,000
MISSOURI — 3.2%
Board of Curators of the University of Missouri, TECP
0.43%, 5/5/16	12,640,000	12,640,000
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.40%, 5/4/16 (A)	6,500,000	6,500,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser R, RB, (LOC: U.S. Bank, N.A.)
0.28%, 6/1/16 (A)	10,950,000	10,950,000
		30,090,000
MULTI-STATE — 0.5%
Freddie Mac, MFC, Ser M031, RB
0.42%, 6/1/16 (A)	4,575,000	4,575,000
NEVADA — 0.6%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.41%, 7/1/16 (A)	5,900,000	5,900,000
NEW MEXICO — 4.8%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.40%, 5/2/16 (A)	16,000,000	16,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.40%, 5/2/16 (A)	28,100,000	28,100,000
		44,100,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK — 4.2%
MTA, Ser E-3, RB, (LOC: PNC Bank, N.A.)
0.39%, 5/2/16 (A)	$1,600,000	$1,600,000
MTA, Sub-Ser E-1, RB, (LOC: U.S. Bank, N.A.)
0.27%, 6/1/16 (A)	4,500,000	4,500,000
Nassau Health Care, Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.42%, 5/2/16 (A)	1,500,000	1,500,000
NYC, Ser G, GO
5.00%, 8/1/16	3,000,000	3,035,857
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.29%, 5/2/16 (A)	7,800,000	7,800,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.42%, 5/2/16 (A)	11,700,000	11,700,000
Port Authority of New Jersey and New York, TECP
0.15%, 6/22/16	9,230,000	9,230,000
		39,365,857
OHIO — 1.9%
Franklin County, Health Care Facilities, RB
3.00%, 5/15/16	1,500,000	1,501,524
Franklin County, Ohio Health Corp Project, Ser C, RB
0.45%, 5/2/16 (A)	11,000,000	11,000,000
Ohio State, Ser K, GO
5.00%, 5/1/16	4,350,000	4,350,000
Ohio State, Ser L, GO
5.00%, 5/1/16	900,000	900,000
		17,751,524
OREGON — 3.1%
Oregon State, Ser 9, GO
0.40%, 6/1/16 (A)	3,630,000	3,630,000
Oregon State, Ser A, TRAN
2.00%, 9/15/16	25,000,000	25,164,106
		28,794,106

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
PENNSYLVANIA — 5.7%
Pennsylvania State University, Ser B, RB
0.29%, 6/1/16 (A)	$14,000,000	$14,000,000
Saint Mary Hospital Authority, Catholic East Project, Ser B, RB
0.38%, 5/2/16 (A)	28,200,000	28,200,000
University of Pittsburgh, TECP
0.11%, 6/1/16	5,000,000	5,000,000
University of Pittsburgh, TECP
0.06%, 5/16/16	6,000,000	6,000,000
		53,200,000
RHODE ISLAND — 0.7%
Rhode Island, Industrial Facilities, Exxon Mobil Project, RB
0.23%, 6/1/16 (A)	6,300,000	6,300,000
TEXAS — 10.2%
Dallas Area Rapid Transit, TECP
0.14%, 5/17/16	9,000,000	9,000,000
Dallas Area Rapid Transit, TECP
0.09%, 6/8/16	9,000,000	9,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.27%, 5/2/16 (A)	1,100,000	1,100,000
Harris County, Ser B, GO
4.00%, 10/1/16	4,000,000	4,062,146
Houston Airport System, TECP
0.27%, 5/17/16	8,500,000	8,500,000
Houston, TRAN
2.00%, 6/30/16	5,000,000	5,014,011
Houston, TRAN
1.00%, 6/30/16	9,500,000	9,511,056
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.25%, 6/1/16 (A)	2,200,000	2,200,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.42%, 5/4/16 (A)	3,000,000	3,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TEXAS (continued)
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.41%, 5/15/16 (A)(B)	$5,300,000	$5,300,000
Texas State, Public Finance Authority, TECP
0.44%, 6/6/16	8,000,000	8,000,000
University of Texas, Financing System Project, Ser B, RB
0.38%, 6/1/16 (A)	7,850,000	7,850,000
University of Texas, Permanent University Funding System, Ser A, RB
0.38%, 6/1/16 (A)	4,800,000	4,800,000
University of Texas, TECP
0.12%, 6/3/16	10,000,000	10,000,000
University of Texas, TECP
0.48%, 6/10/16	6,800,000	6,800,000
		94,137,213
UTAH — 1.1%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.43%, 6/1/16 (A)	10,625,000	10,625,000
VIRGINIA — 0.5%
Norfolk, IDA, TECP
0.07%, 5/3/16	4,200,000	4,200,000
WASHINGTON — 2.5%
Olympia, Economic Development, Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.45%, 5/4/16 (A)	700,000	700,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.50%, 5/4/16 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.41%, 5/2/16 (A)(B)	9,320,000	9,320,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Washington State, HFC, Eagle’s Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.41%, 5/15/16 (A)(B)	$6,365,000	$6,365,000
Washington State, HFC, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.41%, 5/2/16 (A)(B)	2,000,000	2,000,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.41%, 5/15/16 (A)(B)	4,620,000	4,620,000
		23,105,000
WYOMING — 0.3%
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.26%, 6/1/16 (A)	500,000	500,000
Sweetwater County Wyoming, AMT, RB
0.28%, 6/1/16 (A)	1,900,000	1,900,000
		2,400,000
TOTAL MUNICIPAL OBLIGATIONS		924,128,044
TOTAL INVESTMENTS (Cost $924,128,044) — 99.6%		924,128,044
OTHER ASSETS AND LIABILITIES, NET — 0.4%		3,557,194
NET ASSETS — 100.0%		$927,685,238
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2016, these securities amounted to $5,000,000 or 0.54% of net assets of the Portfolio.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

AMT — Alternative Minimum Tax

DFA — Development Finance Authority

EFA — Educational Facilities Authority

FHLB — Federal Home Loan Bank

GO — General Obligation

HDA — Housing Development Authority

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corp.

IDRB — Industrial Development Revenue Bond

LLC — Limited Liability Company

LOC — Letter of Credit

MFA — Municipal Finance Authority

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 100.4%
CALIFORNIA — 100.4%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.41%, 5/15/16 (A)(B)	$6,600,000	$6,600,000
Bay Area Toll Authority, Ser G1, RB, (LOC: U.S. Bank N.A.)
0.37%, 5/2/16 (B)	5,000,000	5,000,000
California State University, TECP
0.11%, 6/2/16	3,336,000	3,336,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.39%, 5/2/16 (B)	8,600,000	8,600,000
California State, EFA, Stanford University Project, Ser L-6, RB
0.37%, 6/1/16 (B)	3,400,000	3,400,000
California State, GO
2.00%, 8/1/16	7,700,000	7,734,565
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.41%, 5/2/16 (B)	200,000	200,000
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser C, RB, (LOC: U.S. Bank, N.A.)
0.41%, 5/2/16 (B)	5,800,000	5,800,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser B, RB, (LOC: Bank of Montreal)
0.37%, 5/2/16 (B)	6,725,000	6,725,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.39%, 5/2/16 (B)	7,800,000	7,800,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.41%, 5/2/16 (B)	$3,500,000	$3,500,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.37%, 5/2/16 (B)	6,150,000	6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.40%, 5/2/16 (B)	4,310,000	4,310,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB, (LOC: Northern Trust Company)
0.24%, 6/1/16 (B)	3,200,000	3,200,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.39%, 5/2/16 (B)	4,000,000	4,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.10%, 6/1/16 (B)	6,650,000	6,650,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.43%, 5/24/16 (B)	5,500,000	5,500,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.20%, 5/2/16 (B)	300,000	300,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
California State, MFA, Chevron USA Recovery Project, Ser A, RB
0.17%, 6/1/16 (B)	$615,000	$615,000
California State, MFA, Chevron USA Recovery Project, Ser C, RB
0.21%, 6/1/16 (B)	5,145,000	5,145,000
California State, MFA, Exxon Mobile Project, AMT, RB
0.17%, 5/2/16 (B)	6,000,000	6,000,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.37%, 5/2/16 (B)	3,100,000	3,100,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.38%, 5/2/16 (B)	1,600,000	1,600,000
California State, PCFA, Exxon Mobile Project, AMT, RB
0.17%, 5/2/16 (B)	5,000,000	5,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.29%, 6/1/16 (B)	11,600,000	11,600,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.19%, 6/1/16 (B)	2,500,000	2,500,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.21%, 6/1/16 (B)	7,000,000	7,000,000
California Statewide, Community Development Authority, Chevron USA Recovery Project, RB
0.17%, 6/1/16 (B)	3,630,000	3,630,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.45%, 5/2/16 (A)(B)	9,500,000	9,500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.41%, 5/15/16 (A)(B)	$3,030,000	$3,030,000
California Statewide, Community Development Authority, Pavilion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.41%, 5/15/16 (A)(B)	3,600,000	3,600,000
California Statewide, Community Development Authority, Rady Children’s Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.38%, 6/1/16 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, Ser B, RB
0.49%, 6/1/16 (B)	18,000,000	18,000,000
Irvine Ranch Water District, Ser A-1, SAB
0.49%, 9/17/16 (B)	13,500,000	13,500,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser A, SAB, (LOC: State Street Bank & Trust Co.)
0.20%, 6/1/16 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.41%, 5/15/16 (A)(B)	6,800,000	6,800,000
Los Angeles County, TECP
0.45%, 6/2/16	11,775,000	11,775,000
Los Angeles County, TRAN
5.00%, 6/30/16	15,000,000	15,115,471
Los Angeles, TRAN
2.00%, 6/30/16	10,000,000	10,027,513
Metropolitan Water District of Southern California, Ser C, RB
5.00%, 7/1/16	3,705,000	3,734,174

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
Metropolitan Water District of Southern California, Ser E, RB
0.49%, 6/2/16 (B)	$15,000,000	$15,000,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.40%, 5/2/16 (B)	10,800,000	10,800,000
Port of Oakland, TECP
0.15%, 5/5/16	6,695,000	6,695,000
Port of Oakland, TECP
0.16%, 5/3/16	6,480,000	6,480,000
Riverside County, TRAN
2.00%, 6/30/16	10,000,000	10,027,945
Sacramento, Municipal Utility District, Ser M, RB, (LOC: State Street Bank & Trust Co.)
0.39%, 5/2/16 (B)	14,700,000	14,700,000
San Diego County, COP, (LOC: Northern Trust Company)
0.42%, 5/2/16 (B)	1,650,000	1,650,000
San Diego, Unified School District, Election 2008, Ser F, TECP
5.00%, 7/1/16	8,850,000	8,921,035
San Diego, Unified School District, Ser A, TRAN
2.00%, 6/30/16	5,000,000	5,014,119
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.39%, 5/2/16 (B)	6,900,000	6,900,000
San Francisco City & County, TECP
0.07%, 5/2/16	6,665,000	6,665,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
San Jose, Finance Authority, TECP
0.06%, 5/16/16	$5,000,000	$5,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.39%, 5/2/16 (B)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.41%, 5/2/16 (B)	1,275,000	1,275,000
Southern California Public Power Authority, Magnolia Power Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.39%, 5/2/16 (B)	7,500,000	7,500,000
University of California, Ser AL-1, RB
0.38%, 6/1/16 (B)	1,500,000	1,500,000
University of California, Ser AL-2, RB
0.40%, 6/1/16 (B)	11,500,000	11,500,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.39%, 5/2/16 (B)	7,300,000	7,300,000
TOTAL MUNICIPAL OBLIGATIONS		373,217,822
TOTAL INVESTMENTS (Cost $373,217,822) — 100.4%		373,217,822
OTHER ASSETS AND LIABILITIES, NET — (0.4)%		(1,635,145)
NET ASSETS — 100.0%		$371,582,677

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.

ABAG — Association of Bay Area Government

AMT — Alternative Minimum Tax

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

LOC — Letter of Credit

MFA — Municipal Finance Authority

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 98.1%
NEW YORK — 98.1%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.41%, 5/15/16 (A)(B)	$6,520,000	$6,520,000
County of Onondaga New York, Ser A, RB
0.39%, 5/2/16 (B)	8,500,000	8,500,000
Geneva, HFA, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.50%, 5/2/16 (B)	1,675,000	1,675,000
MTA, Ser E-3, RB, (LOC: PNC Bank, N.A.)
0.39%, 5/2/16 (B)	8,200,000	8,200,000
Nassau Health Care, Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.42%, 5/2/16 (B)	9,000,000	9,000,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.42%, 5/2/16 (A)(B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.42%, 5/15/16 (A)(B)	7,800,000	7,800,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.42%, 5/2/16 (A)(B)	5,000,000	5,000,000
NYC, IDA, USA Waste Services, Ser DD-2, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.44%, 5/2/16 (B)	1,400,000	1,400,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.29%, 5/2/16 (B)	955,000	955,000
NYC, Ser I, GO
5.00%, 8/1/16	3,590,000	3,632,909
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.29%, 5/2/16 (B)	5,800,000	5,800,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC, Transitional Finance Authority Future Tax Secured Revenue, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.27%, 5/2/16 (B)	$1,500,000	$1,500,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.41%, 5/2/16 (B)	5,800,000	5,800,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A-5, RB
0.27%, 5/2/16 (B)	1,000,000	1,000,000
NYC, Trust for Cultural Resources, RB
0.49%, 9/12/16 (B)	6,000,000	6,000,000
NYC, Water & Sewer System, 2nd General Resolution Project, RB
0.29%, 5/2/16 (B)	300,000	300,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.29%, 5/2/16 (B)	3,300,000	3,300,000
NYC, Water & Sewer System, Ser B-4, RB
0.27%, 5/2/16 (B)	500,000	500,000
NYC, Water & Sewer System, Ser DD-2, RB
0.28%, 5/2/16 (B)	500,000	500,000
NYS, Dormitory Authority, Columbia University, Ser A, RB
0.36%, 5/2/16 (B)	3,500,000	3,500,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.41%, 5/2/16 (B)	7,525,000	7,525,000
NYS, Dormitory Authority, Ser A, RB
0.40%, 5/2/16 (B)	2,000,000	2,000,000
NYS, Dormitory Authority, Ser B, RB
0.40%, 5/2/16 (B)	2,000,000	2,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
NYS, Dormitory Authority, TECP
0.45%, 8/4/16	$9,000,000	$9,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.42%, 5/2/16 (B)	9,000,000	9,000,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.42%, 5/2/16 (A)(B)	6,000,000	6,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.41%, 5/2/16 (A)(B)	5,000,000	5,000,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.42%, 5/2/16 (A)(B)	1,000,000	1,000,000
NYS, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.41%, 6/1/16 (A)(B)	5,000,000	5,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.42%, 5/2/16 (A)(B)	4,850,000	4,850,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.40%, 5/2/16 (A)(B)	9,400,000	9,400,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.40%, 5/2/16 (B)	9,400,000	9,400,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.42%, 5/2/16 (A)(B)	$2,600,000	$2,600,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.42%, 5/2/16 (A)(B)	3,000,000	3,000,000
NYS, Urban Development Corp., Ser A, RB
5.00%, 3/15/17	2,500,000	2,600,371
Port Authority of New Jersey and New York, TECP
0.52%, 7/14/16	7,030,000	7,030,000
Port Authority of New Jersey and New York, TECP
0.15%, 6/22/16	4,000,000	4,000,000
Tompkins County, IDA, Ser A, RB
5.00%, 7/1/16	1,460,000	1,471,541
Triborough Bridge & Tunnel Authority, Ser A, RB
4.00%, 11/15/16	7,530,000	7,677,766
Triborough Bridge & Tunnel Authority, Ser B, RB
2.00%, 11/15/16	1,125,000	1,135,198
Triborough Bridge & Tunnel Authority, Ser B-3, RB, (LOC: Wells Fargo Bank, N.A.)
0.23%, 5/2/16 (B)	400,000	400,000
TOTAL MUNICIPAL OBLIGATIONS		188,372,785
TOTAL INVESTMENTS (Cost $188,372,785) — 98.1%		188,372,785
OTHER ASSETS AND LIABILITIES, NET — 1.9%		3,605,375
NET ASSETS — 100.0%		$191,978,160

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
April 30, 2016 (Unaudited)

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Agency

LIQ — Liquidity Agreement

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2016 (Unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met to consider the approval of the Amended and Restated Investment Management Agreement (the “Investment Management Agreement”) between the Company, on behalf of each Portfolio, and TDAM USA Inc. (the “Investment Manager”), at a meeting held on March 29-30, 2016. In its review of the various agreements and plans with respect to the Portfolios, the Board of Directors (the “Board”) of TD Asset Management USA Funds Inc. considered information it deemed reasonably necessary to evaluate the terms of such agreements and plans. The Board requested and received materials relating to its consideration of such agreements and plans, including: (i) fees and expense ratios of each Portfolio and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Portfolio and class compared to a peer group of funds; (iii) information on the profitability of TDAM USA Inc. (the “Investment Manager”), with respect to each Portfolio, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement and the services provided under the Agreement.

The matters discussed below were considered by the Board. During the Meeting, and throughout the year, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. Among other information and factors, the Board considered data on fees and expenses and performance and other information provided by Broadridge, Inc. (“Broadridge”), which is not affiliated with the Investment Manager, for each Portfolio, as well. The Board also considered updated performance information provided to it by the Investment Manager at the Meeting.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services, the quality of its administrative and other services and its ability to oversee and supervise the service providers of the Portfolios. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment management staff primarily responsible for day-to-day portfolio management services for each Portfolio. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that support its investment advisory services provided to the Portfolios and determined that such staff was generally sufficient to ensure a high level of quality service that comply with investment policies and restrictions, as well as other applicable requirements. The Board also noted the sound financial condition and operational stability of the Investment Manager as well as its affiliates.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates and the Sub-Adviser.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance of each Portfolio, as well as the performance of a group of comparable funds selected by Broadridge and a group of comparable funds selected by the Investment Manager. In addition, the Board considered information that it received at each quarterly Board meeting about the investment performance for the period ended December 31, 2015 of each Portfolio. The Board noted that the one-, three-, five- and ten-year performance returns of each of the Portfolios were above or the same as the median performance returns for such periods of its respective peer group, except for the ten-year performance return of each of Class A and the Investor Class of each of the TDAM Municipal Portfolio, the TDAM California Municipal Money Market Portfolio and the TDAM New York Municipal Money Market Portfolio which were, in each case, slightly lower than the median ten-year performance return of its respective peer group. The Board also observed that the conservative approach in which the Portfolios were being managed, with an emphasis on safety and liquidity, contributed to the relatively low returns of those Portfolios. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory, or, if issues were presented, they were being affirmatively addressed.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Portfolio and class (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Broadridge. Specifically, the Board considered data based on information provided by Broadridge indicating that, with respect to the fees and expense ratios of each Portfolio for its most recent fiscal year, the investment management fee rate of each Portfolio, both before and after fee waivers, was below the median investment management fee rate of its peer group, with the exception of the investment management fee rate: (a) after waivers of each of Class A and the Investor Class of each of the TDAM Money Market Portfolio, the TDAM U.S. Government Portfolio and the TDAM Municipal Portfolio which was, in each case, above the median investment management fee rate after waivers of its respective peer group; (b) after waivers of each of the Premium Class and the Select Class of the TDAM Money Market Portfolio which was above the median investment management fee rate after waivers of its respective peer group; and (c) after waivers of each of Class A and the Investor Class of each of the TDAM California Municipal Money Market Portfolio and the TDAM New York Municipal Money Market Portfolio which was, in each case, the same as the median investment management fee rate after waivers of its respective peer group.

The Board, in its evaluation of agreements noted that each class’ total gross expense ratio and total net expense ratio of each Portfolio were both at or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group, with the exception of the total net expense ratio of each of Class A and Investor Class of the TDAM U.S. Government Portfolio which was, in each case, above the median total net expense ratio of its peer group.

The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Portfolios to support such Portfolios’ yields.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager with respect to similarly managed accounts, if any.

On the basis of the factors considered and information presented, which were consolidated on a holistic basis, the Board determined that the fee rates were not unreasonable.

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Portfolios. The Board was presented with a report prepared by management and reviewed by an independent consultant disclosing the Investment Manager’s profitability. On the basis of management’s and the independent consultant’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Portfolios and concluded that the amount of profits was not unreasonable in light of the services provided to the Portfolios.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Portfolios, whether the Portfolios have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each Portfolio contains breakpoints and, accordingly, reflects the potential for sharing economies of scale, if any, with shareholders as each such Portfolio grows. The Board concluded that potential economies of scale were passed on to the Portfolio shareholders in the form of breakpoints to the advisory fee rate. With respect to each Portfolio, the Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Portfolios, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Portfolios, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and the Portfolios, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors voting separately, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Portfolio to approve the Investment Management Agreement with respect to such Portfolio for an additional one-year period.

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investments Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900. The following chart lists Directors and Officers as of June 16, 2016.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Chairman of the Board and Director; Chairman of the Nominating/ Governance Committee	Chairman of Board since 6/20/13; Chairman of Nominating/ Governance Committee since March 2011; Director since 3/30/09	Senior Advisor at Kennedy Wilson since 2015; Executive Vice Chairman of Kennedy Wilson, International (real estate), 2009 – 2015; Senior Advisor Stonepoint Capital 2008 – 2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private investments and advisory firm), since 2004.	22	Member, USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. 2009 – 2016; President of Christ Church Trustees since 2008; Trustee Emeritus of Whittier College since 2014, Trustee from 1995 – 2014.

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee since 3/24/11	Retired financial services attorney; real estate investor; Senior Advisor to New York State Banking Department, 2009; Trustee of Albany Law School since 1998, Vice Chairman since 2013.	22	Director and Vice Chairman, Albany Law School Board of Trustees.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2016.

Director and Officers Information
(Unaudited) (Continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 53	Director	Since: 9/23/14	Executive Vice President, Global Asset & Wealth Management, Ipreo (2013 – present); Previously, Chairman & CEO of Discovery Data, a leading financial services industry data provider (2009 – 2013); CEO and Director of Loring Ward International, Ltd.; and President of SA Funds – Investment Trust (2005 – 2009).	22	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.

CHRISTOPHER L. WILSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 59	Director	Since: 9/23/14	Managing Partner, CT2, LLC (consulting), (2009 – present); Previously, President and CEO, Columbia Funds (2004 – 2009).	22	Chairman of Audit Committee and Director, ISO-NE (energy and energy services), (2011 – present); Trustee and Finance Committee Chairman, Lesley University (2003 – 2011); Board of Governors, Investment Company Institute (2005 – 2009).

Interested Director
BARBARA F. PALK††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Director	Since: 12/17/10	Senior Vice President — TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	22	Director of Ontario Teachers’ Pension Plan Board since 2012; Director of The Perimeter Institute; The Shaw Festival; Director of First National Financial Corporation; Board of Crombie REIT since 5/14/14; Director of Queens University, Greenwood College School; From 2012 - 6/1/16.

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2016.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	President and Chief Executive Officer	Since: 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010; Previously, Chief Risk Officer of TD Asset Management Inc. since 2002 and Chief Financial Officer of TDAM Wealth Management from 2001 to 2002; and Chief Operating Officer of TDAM from 1998 to 2010.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 48	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 45	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

CURTIS BARNES c/o Citi Fund Services Ohio, Inc. Prudential Center 800 Boylston Street 24th Floor Boston, MA 02199 Age: 62	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 56	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.

††††	The table shows the time period for which each individual has served as Officer. There is no set term of office for Directors.

TDAMSAR01

TD Asset Management

SEMIANNUAL REPORT

April 30, 2016 (Unaudited)

TD Asset Management USA Funds Inc.

TDAM Institutional Money Market Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Municipal Money Market Fund

–	Institutional Class
–	Institutional Service Class

TDAM Institutional U.S. Government Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund

–	Institutional Service Class
–	Commercial Class

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and under Institutional Investors click on Proxy Voting Record. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at www.tdamusa.com. Login to our website and click on Institutional Investors, Financial Reporting, Quarterly Fund Holdings Report. It is also available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

2

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Robert P. Herrmann James E. Kelly Barbara F. Palk Christopher L. Wilson
EXECUTIVE OFFICERS
Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator
TDAM USA Inc.
399 Park Avenue
New York, NY 10022

Independent Registered
Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street
Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900 Shareholder Servicing Agent TD Bank, N.A. 1006 Astoria Blvd. Cherry Hill, NJ 08034
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001
Transfer Agent FIS Investor Services, LLC 3435 Stelzer Road Columbus, OH 43219

3

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

The first half of fiscal 2016 (November 1, 2015 to April 30, 2016) was mixed for domestic financial assets, with equities posting modest declines while fixed income generated gains. The S&P 500 Index declined early in 2016, however, it recovered from its February bottom to end the six-month period relatively flat, down less than 1%. Meanwhile, both Treasuries and corporate bonds generated positive returns, contributing to the Barclays U.S. Aggregate Bond Index’s 3% advance.

During the period, the Federal Reserve (the Fed) began its first tightening cycle in nearly a decade by modestly raising the federal funds rate target to 0.25% to 0.50% in December 2015. Since then, the Fed has kept the rate unchanged for three subsequent meetings. Although domestic economic data, including household income and labor market growth, has shown strength, inflation is still below the long-run objective of 2%. In line with our expectations that this will be the loosest tightening cycle in Fed history, the Fed reaffirmed in its April meeting that it will take a gradual approach to further tightening and it will keep the federal funds rate lower than normal for an extended period of time.

In spite of the Fed’s move, domestic bonds rose in each of the six months. Energy prices continued their decline into 2016 with oil falling to levels not seen since 2003. This added downward pressure on yields, as did the associated reduction in inflation expectations. Oil has since recovered from those levels, but is still far from its previous highs. Overall, domestic bond yields remain low, although corporate bonds still offer a yield advantage over government bonds.

Globally, yields also remain low, due to highly accommodative central bank policies, along with sluggish growth and disinflationary pressures. In fact, contrary to the Fed’s modest rate increase, some central banks have implemented negative rates, namely the European Central Bank and the Bank of Japan, with negative-yielding debt now totaling approximately $9.9 trillion globally.

The end of 2015 saw the U.S. dollar strengthen versus other currencies due not only to its perceived safe-haven status, but also to the Fed’s initiation of the tightening cycle. Given the expected slow pace of future interest rate hikes, the currency’s performance has been mixed recently. Although we do not expect the U.S. dollar to exhibit the same level of outperformance that we saw over the past two years, we believe that it will remain strong due to relative economic growth and structural advantages.

Looking Ahead

We have been forecasting an environment of muted returns with episodes of increased volatility for some time, and that continues to be our view. For us, muted returns translates to an expectation of low single digit returns for bonds and low to mid-single digit returns for equities. We continue to focus on high quality investments and are mindful of macro-economic factors that may affect investments, including slow global economic growth, elevated sovereign debt levels, and inflationary/deflationary pressures.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

May 13, 2016

Money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or the U.S. government and are not deposits or obligations of, or guaranteed by, any bank. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

4

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2015 through April 30, 2016).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

5

Disclosure of Fund Expenses (Unaudited) (Continued)

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Annualized Expense Ratios 11/1/15 to 4/30/16	Expenses Paid During Period* 11/1/15 to 4/30/16
TDAM Institutional Money Market Fund – Institutional Class
Actual	$1,000.00	$1,000.80	0.20%	$0.95
Hypothetical (5% Return before expenses)	1,000.00	1,023.92	0.20	0.96
TDAM Institutional Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.33	1.64
Hypothetical (5% Return before expenses)	1,000.00	1,023.22	0.33	1.66
TDAM Institutional Money Market Fund – Commercial Class
Actual	1,000.00	1,000.00	0.34	1.69
Hypothetical (5% Return before expenses)	1,000.00	1,023.17	0.34	1.71
TDAM Institutional Municipal Money Market Fund – Institutional Class
Actual	1,000.00	1,000.10	0.09	0.45
Hypothetical (5% Return before expenses)	1,000.00	1,024.42	0.09	0.45
TDAM Institutional Municipal Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.00	0.09	0.45
Hypothetical (5% Return before expenses)	1,000.00	1,024.42	0.09	0.45
TDAM Institutional U.S. Government Fund – Institutional Class
Actual	1,000.00	1,000.70	0.15	0.75
Hypothetical (5% Return before expenses)	1,000.00	1,024.12	0.15	0.75
TDAM Institutional U.S. Government Fund – Institutional Service Class
Actual	1,000.00	1,000.00	0.28	1.39
Hypothetical (5% Return before expenses)	1,000.00	1,023.47	0.28	1.41
TDAM Institutional U.S. Government Fund – Commercial Class
Actual	1,000.00	1,000.00	0.29	1.44
Hypothetical (5% Return before expenses)	1,000.00	1,023.42	0.29	1.46
TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.24	1.19
Hypothetical (5% Return before expenses)	1,000.00	1,023.67	0.24	1.21
TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.25	1.24
Hypothetical (5% Return before expenses)	1,000.00	1,023.62	0.25	1.26
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

6

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/16 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	Tax equivalent yields for the Institutional Class and the Institutional Service Class of the Institutional Municipal Money Market Fund are 0.15% and 0.02%, respectively. This is assuming a 2016 maximum federal tax rate of 39.6% for the Institutional Municipal Money Market Fund.

7

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 4/30/16 (Unaudited) (Concluded)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

8

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund
ASSETS
Cost of investments and repurchase agreements	$95,265,809	$60,461,591	$1,031,850,987	$802,904,228
Investments in securities, at value (Note 2)	$60,784,809	$60,461,591	$708,691,987	$454,617,228
Repurchase agreements, at value (Note 2)	34,481,000	—	323,159,000	348,287,000
TOTAL INVESTMENTS	95,265,809	60,461,591	1,031,850,987	802,904,228
Cash	783	24,957	—	613
Interest receivable	44,726	84,479	72,354	6,280
Due from Investment Manager	9,413	7,030	—	—
Prepaid expenses	46,062	22,078	82,351	58,964
TOTAL ASSETS	95,366,793	60,600,135	1,032,005,692	802,970,085
LIABILITIES
Dividends payable to shareholders	11,548	2,457	27,648	5,635
Shareholder servicing fees payable	8,887	1,053	148,979	108,748
Payable for Directors’ fees	740	740	740	740
Distribution fees payable	28	—	4	(4,243)
Payable to Investment Manager	—	—	80,240	63,678
Payable to custodian	—	—	36	—
Other accrued expenses	72,592	48,026	97,286	80,088
TOTAL LIABILITIES	93,795	52,276	354,933	254,646
NET ASSETS	$95,272,998	$60,547,859	$1,031,650,759	$802,715,439
Net assets consist of:
Paid-in-capital ($0.0001 par value; 8 billion, 3 billion, 8 billion and 7.9 billion shares authorized, respectively)	$95,275,465	$60,548,817	$1,031,645,229	$802,688,182
Distributions in excess of net investment income	(6)	—	—	—
Accumulated net realized gains (losses) from investment transactions	(2,461)	(958)	5,530	27,257
Net assets, at value	$95,272,998	$60,547,859	$1,031,650,759	$802,715,439
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	N/A
	($55,067,593 ÷ 55,069,349 shares)	($41,302,946 ÷ 41,303,690 shares)	($111,495,015 ÷ 111,494,648 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00
	($34,953,330 ÷ 34,953,310 shares)	($19,244,913 ÷ 19,245,127 shares)	($534,980,982 ÷ 534,975,894 shares)	($210,913,439 ÷ 210,909,819 shares)
Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	$1.00	$1.00
	($5,252,075 ÷ 5,252,806 shares)		($385,174,762 ÷ 385,174,687 shares)	($591,802,000 ÷ 591,778,363 shares)

Please see accompanying notes to financial statements.

9

Statements of Operations

For the Six-Month Period Ended April 30, 2016 (Unaudited)

	TDAM Institutional Money Market Fund	TDAM Institutional Municipal Money Market Fund	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund
INVESTMENT INCOME
Interest Income	$186,037	$30,811	$1,399,128	$962,648
EXPENSES
Investment management fees (Note 3)	87,192	30,190	1,041,279	767,021
Shareholder servicing fees
Institutional Service Class	24,063	25,124	345,269	167,326
Commercial Class	3,017	—	152,618	393,167
Distribution fees
Commercial Class	10,971	—	548,503	1,354,515
Directors’ fees (Note 4)	12,669	12,669	12,669	12,669
Transfer agent fees	48,655	28,125	91,573	68,802
Registration fees	23,842	12,552	33,180	25,506
Professional fees	20,600	19,398	45,050	43,516
Custody fees	12,317	3,986	23,082	21,861
Pricing fees	10,758	6,741	10,344	4,559
Shareholder reports and mailing	10,242	6,884	7,375	8,128
Other expenses	10,751	6,780	27,284	21,312
TOTAL EXPENSES	275,077	152,449	2,338,226	2,888,382
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(137,709)	(126,657)	(1,068,508)	(1,963,732)
NET EXPENSES	137,368	25,792	1,269,718	924,650
NET INVESTMENT INCOME	48,669	5,019	129,410	37,998
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS	760	—	33,612	34,980
NET INCREASE IN NET ASSETS FROM OPERATIONS	$49,429	$5,019	$163,022	$72,978

Please see accompanying notes to financial statements.

10

Statements of Changes in Net Assets

	TDAM Institutional Money Market Fund		TDAM Institutional Municipal Money Market Fund
	Six-Month Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six-Month Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
OPERATIONS:
Net investment income	$48,669	$20,099	$5,019	$5,232
Net realized gains (losses) from investment transactions	760	(2,883)	—	—
Net increase in net assets from operations	49,429	17,216	5,019	5,232
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(46,003)	(14,423)	(3,970)	(3,212)
Institutional Service Class	(2,396)	(5,032)	(1,049)	(2,020)
Commercial Class	(276)	(644)	—	—
Total dividends and distributions to shareholders	(48,675)	(20,099)	(5,019)	(5,232)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	101,219,151	615,302,231	48,039,160	94,735,397
Shares issued in reinvestment of dividends	1,291	160	21	26
Payments for shares redeemed	(103,207,545)	(753,739,409)	(39,821,967)	(93,386,259)
Net increase (decrease) in net assets from Institutional Class shares	(1,987,103)	(138,437,018)	8,217,214	1,349,164
Institutional Service Class:
Proceeds from shares sold	61,488,143	91,040,508	15,636,700	36,621,237
Shares issued in reinvestment of dividends	30	340	—	—
Payments for shares redeemed	(70,312,130)	(120,316,777)	(15,312,044)	(38,376,524)
Net increase (decrease) in net assets from Institutional Service Class shares	(8,823,957)	(29,275,929)	324,656	(1,755,287)
Commercial Class:
Proceeds from shares sold	2,192,908	5,412,760	—	—
Shares issued in reinvestment of dividends	151	365	—	—
Payments for shares redeemed	(2,604,350)	(6,100,355)	—	—
Net decrease in net assets from Commercial Class shares	(411,291)	(687,230)	—	—
Net increase (decrease) in net assets from capital share transactions	(11,222,351)	(168,400,177)	8,541,870	(406,123)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,221,597)	(168,403,060)	8,541,870	(406,123)
NET ASSETS:
Beginning of period	106,494,595	274,897,655	52,005,989	52,412,112
End of period	$95,272,998	$106,494,595	$60,547,859	$52,005,989
Distributions in excess of net investment income, end of period	$(6)	$—	$—	$—

Please see accompanying notes to financial statements.

11

Statements of Changes in Net Assets

	TDAM Institutional U.S. Government Fund		TDAM Institutional Treasury Obligations Money Market Fund
	Six-Month Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six-Month Period Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
OPERATIONS:
Net investment income	$129,410	$97,068	$37,998	$60,555
Net realized gains from investment transactions	33,612	71	34,980	37,052
Net increase in net assets from operations	163,022	97,139	72,978	97,607
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(87,115)	(13,443)	—	—
Institutional Service Class	(28,556)	(55,278)	(10,857)	(18,869)
Commercial Class	(13,739)	(28,347)	(27,141)	(41,686)
From net realized gains
Institutional Service Class	—	—	(14,918)	(1,271)
Commercial Class	—	—	(28,571)	(1,996)
Total dividends and distributions to shareholders	(129,410)	(97,068)	(81,487)	(63,822)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	183,576,226	285,217,940	—	—
Shares issued in reinvestment of dividends	432	59	—	—
Payments for shares redeemed	(196,191,022)	(313,516,419)	—	—
Net decrease in net assets from Institutional Class shares	(12,614,364)	(28,298,420)	—	—
Institutional Service Class:
Proceeds from shares sold	534,914,155	756,676,095	147,673,044	496,633,302
Shares issued in reinvestment of dividends	34	46	11,528	7,248
Payments for shares redeemed	(557,897,866)	(786,759,728)	(179,956,579)	(480,343,567)
Net increase (decrease) in net assets from Institutional Service Class shares	(22,983,677)	(30,083,587)	(32,272,007)	16,296,983
Commercial Class:
Proceeds from shares sold	2,676,772,738	4,781,596,000	2,206,379,595	4,101,559,866
Shares issued in reinvestment of dividends	1,268	2,659	28,704	1,300
Payments for shares redeemed	(2,576,970,347)	(4,830,770,227)	(2,208,391,524)	(4,054,229,497)
Net increase (decrease) in net assets from Commercial Class shares	99,803,659	(49,171,568)	(1,983,225)	47,331,669
Net increase (decrease) in net assets from capital share transactions	64,205,618	(107,553,575)	(34,255,232)	63,628,652
TOTAL INCREASE (DECREASE) IN NET ASSETS	64,239,230	(107,553,504)	(34,263,741)	63,662,437
NET ASSETS:
Beginning of period	967,411,529	1,074,965,033	836,979,180	773,316,743
End of period	$1,031,650,759	$967,411,529	$802,715,439	$836,979,180
Undistributed net investment income, end of period	$—	$—	$—	$—

Please see accompanying notes to financial statements.

12

Financial Highlights

For the six-month period ended April 30, 2016 (unaudited) and years ended October 31,
For a Share Outstanding Throughout the Periods

	Institutional Class
	2016ˆ		2015		2014		2013		2012	2011
TDAM Institutional Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net investment income(1)	0.001		0.000	*	0.000	*	0.000	*	0.001	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000 *	0.000	*
Total from operations	0.001		0.000	*	0.000	*	0.000	*	0.001	0.000	*
Dividends from net investment income	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.000	)*
Distributions from net realized gains	—		—		—		(0.000	)*	(0.000)*	—
Total dividends and distributions	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.001)	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total investment return†	0.08%		0.01%		0.01%		0.01%		0.05%	0.05%
Net assets end of period (000)	$55,068		$57,054		$195,493		$183,074		$78,060	$41,760
Ratio of net expenses to average net assets	0.20	%‡	0.14%		0.09%		0.12%		0.20%	0.17%
Ratio of total expenses to average net assets	0.38	%‡	0.26%		0.25%		0.29%		0.32%	0.30%
Ratio of net investment income to average net assets	0.16	%‡	0.01%		0.01%		0.01%		0.05%	0.05%

	Institutional Service Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM Institutional Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%		0.04%
Net assets end of period (000)	$34,953		$43,777		$73,054		$72,636		$49,733		$82,171
Ratio of net expenses to average net assets	0.33	%‡	0.14%		0.09%		0.13%		0.23%		0.18%
Ratio of total expenses to average net assets	0.63	%‡	0.51%		0.50%		0.57%		0.56%		0.55%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.04%

ˆ	For the six-month period ended April 30, 2016.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.
(1)	Prior to the year October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

13

Financial Highlights (continued)

	Commercial Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM Institutional Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.001		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000	*	0.000	*
Total from operations	0.001		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		(0.000	)*	(0.000	)*	—
Total dividends and distributions	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.04%
Net assets end of period (000)	$5,252		$5,663		$6,351		$16,870		$23,039		$25,154
Ratio of net expenses to average net assets	0.34	%‡	0.14%		0.09%		0.14%		0.24%		0.17%
Ratio of total expenses to average net assets	1.03	%‡	0.91%		0.89%		0.98%		0.97%		0.95%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.04%

	Institutional Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM Institutional Municipal Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Net realized gains (losses) on investments	—		—		—		—		(0.000	)*	0.000 *
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.001
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.001)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.02%		0.07%
Net assets end of period (000)	$41,303		$33,086		$31,737		$41,226		$54,675		$60,828
Ratio of net expenses to average net assets	0.09	%‡	0.04%		0.07%		0.11%		0.13%		0.15%
Ratio of total expenses to average net assets	0.44	%‡	0.45%		0.44%		0.36%		0.34%		0.31%
Ratio of net investment income to average net assets	0.02	%‡	0.01%		0.01%		0.01%		0.02%		0.08%

ˆ	For the six-month period ended April 30, 2016.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.
(1)	Prior to the year October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

14

Financial Highlights (continued)

	Institutional Service Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM Institutional Municipal Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		—		—		—		(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$19,245		$18,920		$20,675		$23,330		$22,246		$22,567
Ratio of net expenses to average net assets	0.09	%‡	0.05%		0.07%		0.11%		0.14%		0.21%
Ratio of total expenses to average net assets	0.68	%‡	0.71%		0.70%		0.61%		0.59%		0.57%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

	Institutional Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.001		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.001		0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.001)		(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.07%		0.01%		0.01%		0.01%		0.01%		0.03%
Net assets end of period (000)	$111,495		$124,105		$152,403		$159,154		$156,456		$171,877
Ratio of net expenses to average net assets	0.15	%‡	0.08%		0.06%		0.09%		0.13%		0.13%
Ratio of total expenses to average net assets	0.15	%‡	0.15%		0.15%		0.15%		0.16%		0.16%
Ratio of net investment income to average net assets	0.14	%‡	0.01%		0.01%		0.01%		0.01%		0.03%

ˆ	For the six-month period ended April 30, 2016.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.
(1)	Prior to the year October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

15

Financial Highlights (continued)

	Institutional Service Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.03%
Net assets end of period (000)	$534,981		$557,944		$588,028		$510,916		$643,949		$497,048
Ratio of net expenses to average net assets	0.28	%‡	0.08%		0.06%		0.09%		0.13%		0.13%
Ratio of total expenses to average net assets	0.40	%‡	0.40%		0.40%		0.40%		0.41%		0.41%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.03%

	Commercial Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM Institutional U.S. Government Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.00%		0.01%		0.01%		0.01%		0.01%		0.03%
Net assets end of period (000)	$385,175		$285,362		$334,534		$302,023		$300,052		$280,239
Ratio of net expenses to average net assets	0.29	%‡	0.08%		0.06%		0.09%		0.13%		0.13%
Ratio of total expenses to average net assets	0.80	%‡	0.80%		0.80%		0.80%		0.81%		0.81%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.03%

ˆ	For the six-month period ended April 30, 2016.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.
(1)	Prior to the year October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

16

Financial Highlights (concluded)

	Institutional Service Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	(0.000	)*	(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		—		(0.000	)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$210,913		$243,191		$226,884		$86,784		$378,961		$136,057
Ratio of net expenses to average net assets	0.24	%‡	0.06%		0.03%		0.08%		0.09%		0.11%
Ratio of total expenses to average net assets	0.40	%‡	0.41%		0.42%		0.43%		0.44%		0.43%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

	Commercial Class
	2016ˆ		2015		2014		2013		2012		2011
TDAM Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income(1)	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	(0.000	)*	(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		—		(0.000	)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of period (000)	$591,802		$593,788		$546,433		$399,887		$351,633		$293,060
Ratio of net expenses to average net assets	0.25	%‡	0.06%		0.03%		0.07%		0.09%		0.10%
Ratio of total expenses to average net assets	0.90	%‡	0.91%		0.92%		0.93%		0.95%		0.93%
Ratio of net investment income to average net assets	0.01	%‡	0.01%		0.01%		0.01%		0.01%		0.01%

ˆ	For the six-month period ended April 30, 2016.
*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.
‡	Annualized.
(1)	Prior to the year October 31, 2012, per share amounts were calculated based on average shares outstanding.

Please see accompanying notes to financial statements.

17

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (unaudited)

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has twenty-two series. This shareholder report only applies to the following series of the Company: the TDAM Institutional Money Market Fund (the “Institutional Money Market Fund”), the TDAM Institutional Municipal Money Market Fund (the “Institutional Municipal Fund”), the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) and the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) (each, a “Fund” and collectively, the “Funds”). Each Fund is a diversified Fund. The investment objective of each Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Institutional Money Market Fund has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The Institutional Municipal Fund invests primarily in a diversified portfolio of short-term, high quality tax-exempt municipal obligations. The Institutional U.S. Government Fund invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Institutional Treasury Fund invests 100% of its net assets in U.S. Treasury obligations and repurchase agreements backed by such obligations.

Note 2 — Significant Accounting Policies

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The Funds’ financial statements are prepared in accordance with GAAP, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each Fund to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Institutional Money Market Fund’s, Institutional U.S. Government Fund’s and Institutional Treasury Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). The Institutional Municipal Fund’s NAV per share is computed as of 1:00 p.m. (Eastern Time) on each Fund Business Day. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Securities Valuation — Each Fund’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of April 30, 2016, all of the investments for the Institutional Money Market Fund, Institutional Municipal Fund, Institutional U.S. Government Fund and Institutional Treasury Fund are Level 2. For details of investment classifications, reference the Schedules of Investments.

For the six-month period ended April 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

For the six-month period ended April 30, 2016, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued as earned.

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (unaudited)

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the six-month period ended April 30, 2016, earnings credits were $47 for the Institutional Money Market Fund, $32 for the Institutional U.S. Government Fund and $158 for the Institutional Treasury Fund.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Funds, such annual investment management fee is payable on a graduated basis equal to 0.10% of the first $1 billion of average daily net assets of each such Fund, 0.09% of the next $1 billion, and 0.08% of average daily net assets over $2 billion.

The Investment Manager from time to time may waive fees or assume certain expenses of each Fund or Class, as the case may be (in each case, a “Voluntary Expense Limitation” and collectively, the “Voluntary Expense Limitations”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Cap shown in the table as follows.

Expense Cap
TDAM Institutional Money Market Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
TDAM Institutional Municipal Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
TDAM Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
TDAM Institutional Treasury Fund
Institutional Service Class	0.45%
Commercial Class	0.95%

These Voluntary Expense Limitations are subject to cancellation or modification by the Investment Manager and its affiliates at any time. The Voluntary Expense Limitations may not apply to non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations. During

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (unaudited)

the six-month period ended April 30, 2016, the Investment Manager waived fees of $96,396 and $67,989 for the Institutional Money Market Fund and Institutional Municipal Fund, respectively, pursuant to the Voluntary Expense Limitations.

Any amount waived or paid pursuant to a Voluntary Expense Limitation (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager if such payment shall cause the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Class at the time the relevant Waived Amount was waived or reimbursed; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed.

As of April 30, 2016, fees which were previously waived by the Investment Manager pursuant to the Voluntary Expense Limitations (excluding any fees waived by the Investment Manager to maintain a minimum yield), which may be subject to possible future reimbursement to the Investment Manager were as follows:

	Potential Amount of Recovery	Expiration
TDAM Institutional Money Market Fund	$108,517	2016
	113,939	2017
	96,396	2018
TDAM Institutional Municipal Fund	139,313	2016
	132,719	2017
	67,989	2018

In addition, the Investment Manager and its affiliates from time to time may voluntarily waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Fund. Any such waivers of fees or assumption of expenses are subject to cancellation or modification by the Investment Manager and its affiliates at any time and are not subject to repayment back to the Investment Manager or its affiliates.

TDAM USA Inc. has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act permits the Commercial Class of each of the Institutional Money Market Fund, Institutional U.S. Government Fund and Institutional Treasury Fund to pay from its assets distribution fees at a rate not to exceed 0.40%, 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and are paid to broker-dealers, including TD Ameritrade, Inc., TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

21

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (unaudited)

For the six-month period ended April 30, 2016, the Investment Manager and its affiliates waived and/or reimbursed certain fees for each Fund, as follows:

	Investment Management Fees Waived/ Expenses Reimbursed	Distribution Fees Waived	Shareholder Service Fees Waived	Total
TDAM Institutional Money Market Fund	$99,658	N/A	N/A	$99,658
Institutional Service Class	N/A	N/A	$24,063	24,063
Commercial Class	N/A	$10,971	3,017	13,988
				$137,709
TDAM Institutional Municipal Fund	$101,533	N/A	N/A	$101,533
Institutional Service Class	N/A	N/A	$25,124	25,124
				$126,657
TDAM Institutional U.S. Government Fund	$22,118	N/A	N/A	$22,118
Institutional Service Class	N/A	N/A	$345,269	345,269
Commercial Class	N/A	$548,503	152,618	701,121
				$1,068,508
TDAM Institutional Treasury Fund	$48,724	N/A	N/A	$48,724
Institutional Service Class	N/A	N/A	$167,326	167,326
Commercial Class	N/A	$1,354,515	393,167	1,747,682
				$1,963,732

All fees are waived and reimbursed at the class level of each Fund, with the exception of Investment Management fees which are waived and reimbursed at the fund level of each Fund.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $67,500, payable quarterly;
2.	a meeting fee of $6,500 for each meeting attended in person;
3.	a meeting fee of $4,000 for each meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $6,500 for each special meeting attended in person;
6.	retainer for the Chairman is $20,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

22

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (unaudited)

Note 5 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions, taken or expected to be taken in the course of preparing the Funds’ tax returns, to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss) and accumulated net realized gain (loss). There were no permanent differences.

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2015 and October 31, 2014, for each Fund, were as follows:

		Tax-Exempt Income	Ordinary Income	Totals
TDAM Institutional Money Market Fund	2015	$—	$20,099	$20,099
	2014	—	23,044	23,044
TDAM Institutional Municipal Fund	2015	5,232	—	5,232
	2014	5,753	—	5,753
TDAM Institutional U.S. Government Fund	2015	—	97,068	97,068
	2014	—	103,350	103,350
TDAM Institutional Treasury Fund	2015	—	63,822	63,822
	2014	—	52,674	52,674

23

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (unaudited)

As of October 31, 2015, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
TDAM Institutional Money Market Fund	$1,055	$—	$(3,224)	$—	$(1,052)	$(3,221)
TDAM Institutional Municipal Fund	—	451	(957)	—	(452)	(958)
TDAM Institutional U.S. Government Fund	7,776	—	(27,514)	(567)	(7,777)	(28,082)
TDAM Institutional Treasury Fund	48,977	—	—	(7,069)	(6,142)	35,766

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2015, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

	Short-Term Loss	Expiring October 31,		Total
		2018	2019
TDAM Institutional Money Market Fund	$3,224	$—	$—	$3,224
TDAM Institutional Municipal Fund	434	523	—	957
TDAM Institutional U.S. Government Fund	6,981	—	20,533	27,514

During the year ended October 31, 2015, the Institutional U.S. Government Fund utilized $298 of capital loss carryforwards to offset capital gains.

As of April 30, 2016, the cost of investments of the Funds for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 6 — Fund Risks

The income from each Fund will vary with changes in prevailing interest rates. In addition, certain of each Fund’s investments, other than investments of the Institutional Treasury Fund, are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of the securities in which the Institutional U.S. Government Fund (and each other Fund of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

24

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — April 30, 2016 (unaudited)

Note 7 — Regulatory Matters

On July 23, 2014, the Securities and Exchange Commission voted to amend Rule 2a-7, which governs money market funds. The most significant change, which takes effect on October 14, 2016, is a requirement that institutional prime and institutional municipal money market funds move to a floating net asset value. Government, treasury, retail prime and retail municipal money market funds will continue to transact at a stable $1.00 share price. At this time, management continues to evaluate the implications and its impact to the Funds.

Note 8 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements, except as noted below.

On June 23, 2016, the Board of Directors of the Company approved the liquidation of each the Institutional Money Market Fund and the Institutional Municipal Money Market Fund. The liquidations will consummate during the third quarter of 2016. On June 23, 2016, the Board of Directors of the Company also approved certain changes to the investment strategies of the Institutional U.S. Government Fund to conform to the requirements applicable to “government money market funds” under Rule 2a-7. The investment strategy will take effect on or about October 14, 2016.

25

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 22.1%
BANKS — 1.0%
Commonwealth Bank of Australia
0.63%, 6/6/16 (A)(B)	$1,000,000	$999,370
INDUSTRIAL & OTHER COMMERCIAL PAPER — 21.1%
CDP Financial
0.66%, 5/16/16 (A)	1,000,000	999,725
0.63%, 6/17/16 (A)	1,000,000	999,177
0.80%, 7/8/16 (A)	1,000,000	998,489
Export Development Canada
0.64%, 6/21/16 (A)	1,000,000	999,093
Harvard University
0.42%, 5/17/16 (A)	1,381,000	1,380,742
Microsoft
0.36%, 5/18/16 (A)	2,000,000	1,999,660
0.42%, 5/25/16 (A)	1,000,000	999,720
Province of British Columbia
0.48%, 6/10/16 (A)	1,000,000	999,467
0.58%, 7/18/16 (A)	1,000,000	998,743
Province of Quebec
0.46%, 5/4/16 (A)	700,000	699,973
PSP Capital
0.62%, 6/21/16 (A)	1,500,000	1,498,683
0.62%, 7/7/16 (A)	1,000,000	998,846
0.65%, 8/10/16 (A)	1,500,000	1,497,265
Total Capital Canada
0.59%, 5/25/16 (A)(B)	1,000,000	999,610
Trinity Health
0.45%, 5/16/16 (A)	1,000,000	999,813
Yale University
0.42%, 5/10/16 (A)	1,000,000	999,895
0.39%, 5/17/16 (A)	2,000,000	1,999,653
		20,068,554
TOTAL COMMERCIAL PAPER		21,067,924
MUNICIPAL OBLIGATIONS — 12.7%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.39%, 5/5/16 (C)	2,750,000	2,750,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.33%, 5/1/16 (C)	1,700,000	1,700,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.40%, 5/5/16 (C)	$2,000,000	$2,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.42%, 5/4/16 (C)	500,000	500,000
Princeton University, TECP
0.39%, 5/17/16	800,000	800,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.39%, 5/4/16 (C)	300,000	300,000
University of California, Ser Z-2, RB
0.42%, 5/5/16 (C)	1,000,000	1,000,000
University of Minnesota, TECP
0.45%, 5/9/16	1,620,000	1,620,000
0.40%, 5/10/16	1,000,000	1,000,000
University of Texas, Financing System Project, Ser B, RB
0.36%, 5/5/16 (C)	400,000	400,000
TOTAL MUNICIPAL OBLIGATIONS		12,070,000
U.S. TREASURY OBLIGATIONS — 10.5%
U.S. Treasury Bills
0.34%, 8/25/16	5,000,000	4,996,035
0.27%, 9/1/16	5,000,000	4,995,463
TOTAL U.S. TREASURY OBLIGATIONS		9,991,498
CERTIFICATES OF DEPOSIT — 7.9%
Australia & New Zealand Banking Group, NY
0.51%, 6/30/16	1,000,000	1,000,017
National Bank of Canada, NY
0.65%, 5/13/16	1,500,000	1,500,020
0.59%, 6/3/16	2,000,000	2,000,018
U.S. Bank of Cincinnati
0.74%, 7/21/16	1,000,000	1,000,000
Westpac Banking
0.64%, 5/31/16	1,000,000	1,000,000
0.78%, 8/10/16	1,000,000	1,000,000
TOTAL CERTIFICATES OF DEPOSIT		7,500,055

26

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 6.3%
BANKS — 4.4%
Bank of Montreal
0.73%, 5/16/16 (D)	$1,000,000	$1,000,000
1.15%, 7/15/16 (D)	780,000	780,614
Bank of Nova Scotia
0.86%, 5/1/16 (D)	1,000,000	1,000,000
1.38%, 7/15/16	149,000	149,148
Canadian Imperial Bank of Commerce
0.63%, 5/13/16 (D)	1,000,000	1,000,020
1.15%, 7/18/16 (D)	245,000	245,213
		4,174,995
FINANCIALS — 0.9%
JPMorgan Chase Bank
0.96%, 6/13/16 (D)	400,000	400,125
Partisan Property
0.46%, 5/4/16 (D)	486,600	486,600
		886,725
INFORMATION TECHNOLOGY — 1.0%
Apple
0.45%, 5/3/16	1,000,000	1,000,005
TOTAL CORPORATE OBLIGATIONS		6,061,725
REGIONAL GOVERNMENT OBLIGATIONS — 4.3%
Canada Government International Bond MTN
0.55%, 7/27/16 (A)(D)	2,000,000	1,999,382
Hydro-Quebec
2.00%, 6/30/16 (A)	559,000	560,084
Province of British Columbia
2.10%, 5/18/16 (A)	275,000	275,192
Province of Ontario Canada
2.30%, 5/10/16 (A)	335,000	335,131
1.00%, 7/22/16 (A)	630,000	630,283
Province of Quebec Canada
5.13%, 11/14/16 (A)	287,000	293,535
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		4,093,607

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS — 36.2%
Bank of Montreal 0.27% 0.27% dated 4/29/16, due 5/2/16 in the amount of $14,481,326, fully collateralized by U.S. Treasury obligations, par value $1,054,200 – $8,123,500, coupon range 0.88% – 2.50%, maturity range 3/31/18 – 2/15/45, value $14,770,663	$14,481,000	$14,481,000
Bank of Nova Scotia 0.28% 0.28% dated 4/29/16, due 5/2/16 in the amount of $15,000,350, fully collateralized by a $14,516,000 U.S. Treasury obligation, coupon 0.13%, maturity 4/15/17, value $15,300,382	15,000,000	15,000,000
RBC Capital Markets 0.27% 0.27% dated 4/29/16, due 5/2/16 in the amount of $5,000,113, fully collateralized by a $5,033,400 U.S. Treasury obligation, coupon 1.38%, maturity 9/30/18, value $5,100,040	5,000,000	5,000,000
TOTAL REPURCHASE AGREEMENTS		34,481,000
TOTAL INVESTMENTS (Cost $95,265,809) — 100.0%		95,265,809
OTHER ASSETS AND LIABILITIES, NET — 0.0%		7,189
NET ASSETS — 100.0%		$95,272,998

27

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Money Market Fund • Schedule of Investments
April 30, 2016 (unaudited)

(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2016, these securities amounted to $1,998,980 or 2.10% of net assets of the Fund.
(C)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2016. Date shown is the date on which the Fund can unconditionally demand payment.
(D)	Variable rate security. The rate shown is the current rate on April 30, 2016. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax

EFA — Education Facilities Authority

LOC — Letter of Credit

MTN — Medium Term Note

N.A. — National Association

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

28

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 96.6%
ALASKA — 0.9%
Valdez, Marine Terminal, Exxon Mobil Project, RB
0.23%, 5/1/16 (A)	$200,000	$200,000
Valdez, Marine Terminal, Exxon Pipeline Project, Ser A, RB
0.24%, 5/1/16 (A)	335,000	335,000
		535,000
ARIZONA — 1.3%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.33%, 5/1/16 (A)	800,000	800,000
CALIFORNIA — 11.6%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.39%, 5/5/16 (A)	2,400,000	2,400,000
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser C, RB, (LOC: U.S. Bank, N.A.)
0.41%, 5/4/16 (A)	400,000	400,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.41%, 5/4/16 (A)	1,000,000	1,000,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.24%, 5/1/16 (A)	750,000	750,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.29%, 5/1/16 (A)	775,000	775,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.23%, 5/1/16 (A)	1,000,000	1,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California Statewide Communities Development Authority, John Muir Health Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.25%, 5/1/16 (A)	$200,000	$200,000
Riverside County, TECP
0.19%, 5/10/16	500,000	500,000
		7,025,000
GEORGIA — 4.3%
Georgia State, Ser A, GO
5.00%, 7/1/16	500,000	504,013
Georgia State, Ser E, GO
5.00%, 7/1/16	1,775,000	1,788,593
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.39%, 5/4/16 (A)	300,000	300,000
		2,592,606
ILLINOIS — 3.4%
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.40%, 5/5/16 (A)	450,000	450,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.40%, 5/4/16 (A)	1,000,000	1,000,000
Illinois State, Finance Authority, Northwestern University Project, RB
0.38%, 5/4/16 (A)	600,000	600,000
		2,050,000
INDIANA — 0.5%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.41%, 5/5/16 (A)	300,000	300,000

29

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IOWA — 1.5%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.45%, 5/5/16 (A)	$905,000	$905,000
KENTUCKY — 0.7%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.43%, 5/4/16 (A)	400,000	400,000
MARYLAND — 5.8%
Johns Hopkins University, TECP
0.10%, 6/2/16	1,500,000	1,500,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.14%, 6/1/16 (A)	910,000	910,000
Montgomery County, TECP
0.45%, 5/5/16	1,100,000	1,100,000
		3,510,000
MASSACHUSETTS — 4.9%
Boston, Water and Sewer System, TECP
0.12%, 5/17/16	500,000	500,000
Commonwealth of Massachusetts, Ser B, GO
2.00%, 5/25/16	200,000	200,242
Massachusetts State, HEFA, Harvard University Project, Ser R, RB
0.20%, 5/1/16 (A)	1,400,000	1,400,000
Massachusetts State, HEFA, TECP
0.05%, 5/17/16	881,000	881,000
		2,981,242
MICHIGAN — 4.4%
Board of Trustees of the Michigan State University, TECP
0.07%, 6/2/16	2,500,000	2,500,000
University of Michigan, Ser D-2, RB
0.38%, 5/5/16 (A)	200,000	200,000
		2,700,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MINNESOTA — 4.3%
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.39%, 5/4/16 (A)	$600,000	$600,000
University of Minnesota, TECP
0.43%, 5/18/16	2,000,000	2,000,000
		2,600,000
MISSISSIPPI — 3.8%
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.28%, 5/1/16 (A)	490,000	490,000
Mississippi State, Business Financial, Chevron USA Project, Ser G, RB
0.25%, 5/1/16 (A)	105,000	105,000
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
0.23%, 5/1/16 (A)	720,000	720,000
Mississippi State, Business Finance, Chevron USA Project, Ser G, RB
0.25%, 5/1/16 (A)	800,000	800,000
Mississippi State, Business Financial, Chevron USA Project, Ser L, RB
0.28%, 5/1/16 (A)	200,000	200,000
		2,315,000
MISSOURI — 3.3%
Board of Curators of the Univeristy of Missouri, TECP
0.43%, 5/5/16	2,000,000	2,000,000
NEW MEXICO — 1.7%
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.40%, 5/5/16 (A)	1,050,000	1,050,000
NEW YORK — 16.0%
MTA, Ser E-3, RB, (LOC: PNC Bank, N.A.)
0.39%, 5/5/16 (A)	1,000,000	1,000,000
Nassau Health Care, Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.42%, 5/6/16 (A)	1,200,000	1,200,000

30

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.29%, 5/1/16 (A)	$600,000	$600,000
NYC, Ser G, GO
5.00%, 8/1/16	1,000,000	1,011,952
NYC, Ser H-1, GO
0.32%, 5/1/16 (A)	1,000,000	1,000,000
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.42%, 5/4/16 (A)	800,000	800,000
Port Authority of New Jersey and New York, TECP
0.15%, 6/22/16	2,400,000	2,400,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.25%, 5/1/16 (A)	1,600,000	1,600,000
		9,611,952
OHIO — 1.7%
Franklin County, Health Care Facilities, RB
3.00%, 5/15/16	100,000	100,102
Franklin County, Ohio Health Corp Project, Ser C, RB
0.45%, 5/5/16 (A)	500,000	500,000
Ohio State, Ser K, GO
5.00%, 5/1/16	300,000	300,000
Ohio State, Ser L, GO
5.00%, 5/1/16	125,000	125,000
		1,025,102
OREGON — 1.7%
Clackamas County Hospital Facility Authority, Legacy Health Systems Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.39%, 5/4/16 (A)	1,050,000	1,050,000
PENNSYLVANIA — 2.0%
Pennsylvania State University, Ser B, RB
0.29%, 6/1/16 (A)	1,235,000	1,235,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
TENNESSEE — 1.7%
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.40%, 5/4/16 (A)(B)	$1,000,000	$1,000,000
TEXAS — 15.8%
Dallas Area Rapid Transit, TECP
0.14%, 5/17/16	1,000,000	1,000,000
0.09%, 6/8/16	1,000,000	1,000,000
Harris County, IDC, Exxon Project, AMT, RB
0.26%, 5/1/16 (A)	1,300,000	1,300,000
Harris County, Ser B, GO
4.00%, 10/1/16	200,000	203,107
Houston Airport System, TECP
0.27%, 5/17/16	1,500,000	1,500,000
Houston, TRAN
1.00%, 6/30/16	500,000	500,582
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.42%, 5/4/16 (A)	500,000	500,000
Texas State, Public Finance Authority, TECP
0.44%, 6/6/16	1,570,000	1,570,000
University of Texas, Financing System Project, Ser B, RB
0.38%, 5/5/16 (A)	600,000	600,000
University of Texas, TECP
0.07%, 6/3/16	1,000,000	1,000,000
0.48%, 6/10/16	402,000	402,000
		9,575,689
VIRGINIA — 2.8%
Norfolk, IDA, TECP
0.07%, 5/3/16	1,500,000	1,500,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB
0.41%, 5/4/16 (A)	200,000	200,000
		1,700,000
WASHINGTON — 1.5%
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.50%, 5/5/16 (A)	300,000	300,000

31

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Municipal Money Market Fund • Schedule of Investments
April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
WASHINGTON (continued)
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.41%, 5/5/16 (A)(B)	$600,000	$600,000
		900,000
WYOMING — 1.0%
Lincoln County, Exxon Project, Ser C, AMT, RB
0.27%, 5/1/16 (A)	600,000	600,000
TOTAL MUNICIPAL OBLIGATIONS		58,461,591
COMMERCIAL PAPER — 3.3%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 3.3%
Michigan State, Hospital Financing Authority
0.46%, 6/3/16 (C)	1,000,000	1,000,000
University of Pittsburgh
0.11%, 6/1/16 (C)	1,000,000	1,000,000
TOTAL COMMERCIAL PAPER		2,000,000
TOTAL INVESTMENTS (Cost $60,461,591) — 99.9%		60,461,591
OTHER ASSETS AND LIABILITIES, NET — 0.1%		86,268
NET ASSETS — 100.0%		$60,547,859
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on April 30, 2016. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	The rate shown is the effective yield at time of purchase.

AMT — Alternative Minimum Tax

DFA — Developmental Finance Authority

EFA — Education Facilities Authority

GO — General Obligation

HEFA — Health and Education Facilities Authority

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

TRAN — Tax & Revenue Anticipation Note

Please see accompanying notes to financial statements.

32

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 57.6%
FANNIE MAE — 0.5%
0.63%, 8/26/16 (A)	$5,000,000	$5,001,278
FANNIE MAE, DISCOUNT NOTE — 7.6%
0.28%, 5/4/16 (A)(B)	15,000,000	14,999,656
0.35%, 5/11/16 (A)(B)	24,500,000	24,497,624
0.34%, 5/25/16 (A)(B)	7,500,000	7,498,300
0.37%, 6/21/16 (A)(B)	25,000,000	24,986,896
0.58%, 8/15/16 (A)(B)	6,000,000	5,989,753
		77,972,229
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 12.2%
0.32%, 5/4/16 (B)	20,000,000	19,999,467
0.38%, 6/7/16 (B)	10,000,000	9,996,094
0.26%, 6/9/16	2,500,000	2,499,296
0.27%, 6/21/16 (B)	27,500,000	27,489,481
0.27%, 6/29/16 (B)	5,000,000	4,997,788
0.57%, 8/2/16 (B)	10,000,000	9,985,275
0.47%, 8/12/16 (B)	12,500,000	12,483,191
0.48%, 8/19/16 (B)	25,000,000	24,963,334
0.46%, 12/14/16 (C)	12,000,000	11,999,620
0.49%, 2/27/17 (C)	865,000	864,753
		125,278,299
FEDERAL HOME LOAN BANK — 13.3%
0.42%, 5/12/16 to 7/29/16 (C)	75,000,000	75,000,000
0.52%, 9/23/16 (C)	25,000,000	25,000,000
0.52%, 10/19/16 (C)	20,000,000	20,000,000
0.65%, 4/28/17	18,000,000	18,000,000
		138,000,000
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 10.6%
0.54%, 6/21/16 (B)	25,000,000	24,980,875
0.37%, 6/22/16 (B)	50,000,000	49,973,639
0.54%, 6/28/16 (B)	25,000,000	24,978,250
0.31%, 6/30/16 (B)	10,000,000	9,994,833
		109,927,597
FREDDIE MAC — 2.9%
0.50%, 5/13/16 (A)	490,000	490,015
2.50%, 5/27/16 (A)	571,000	571,769
2.00%, 8/25/16 (A)	2,525,000	2,536,900
0.88%, 10/14/16 (A)	25,000,000	25,041,297
		28,639,981
FREDDIE MAC, DISCOUNT NOTE — 10.5%
0.39%, 5/6/16 (A)(B)	35,000,000	34,998,104
0.34%, 6/1/16 (A)(B)	10,000,000	9,997,072
0.40%, 6/3/16 (A)(B)	25,000,000	24,990,834
0.50%, 7/7/16 (A)(B)	20,000,000	19,981,389
0.46%, 8/12/16 (A)(B)	12,500,000	12,483,728
0.43%, 9/16/16 (A)(C)	6,500,000	6,499,278
		108,950,405
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		593,769,789

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 11.1%
U.S. Treasury Bills
0.33%, 6/23/16	$15,000,000	$14,992,823
0.25%, 7/21/16	50,000,000	49,971,875
0.30%, 8/11/16	50,000,000	49,957,500
TOTAL U.S. TREASURY OBLIGATIONS		114,922,198
REPURCHASE AGREEMENTS — 31.3%
Bank of Montreal 0.26% 0.26% dated 4/29/16, due 5/3/16 in the amount of $25,001,083, fully collateralized by U.S. Treasury obligations, par value $1,000 – $7,933,800, coupon range 0.00% – 8.75%, maturity range 2/28/17 – 5/15/45, value $25,500,006	25,000,000	25,000,000
Bank of Montreal 0.27% 0.27% dated 4/29/16, due 5/2/16 in the amount of $148,162,3334, fully collateralized by a $148,058,600 U.S. Treasury obligation, coupon 1.63%, maturity 7/31/20, value $151,122,260	148,159,000	148,159,000
Bank of Nova Scotia 0.28% 0.28% dated 4/29/16, due 5/2/16 in the amount of $75,001,750, fully collateralized by U.S. Government obligations, par value $9,164,000 – $20,103,000, coupon range 1.05% – 3.75%, maturity range 5/12/17 – 10/2/19, value $76,502,417	75,000,000	75,000,000

33

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS (continued)
RBC Capital Markets 0.27% 0.27% dated 4/29/16, due 5/2/16 in the amount of $75,001,688, fully collateralized by U.S. Treasury obligations, par value $5,033,400 – $45,499,400, coupon range 1.13% – 2.25%, maturity range 9/30/18 – 11/15/25, value $76,500,021	$75,000,000	$75,000,000
TOTAL REPURCHASE AGREEMENTS		323,159,000
TOTAL INVESTMENTS (Cost $1,031,850,987) — 100.0%		1,031,850,987
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(200,228)
NET ASSETS — 100.0%		$1,031,650,759

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on April 30, 2016. Date shown represents the final maturity date.

Please see accompanying notes to financial statements.

34

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
April 30, 2016 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 56.6%
U.S. Treasury Bills
0.27%, 5/12/16 (A)	$50,000,000	$49,995,875
0.28%, 5/19/16 (A)	50,000,000	49,993,018
0.27%, 6/23/16 (A)	35,000,000	34,982,481
0.29%, 6/30/16 (A)	15,000,000	14,992,875
0.39%, 7/21/16 (A)	50,000,000	49,956,237
0.40%, 7/28/16 (A)	45,000,000	44,956,061
0.39%, 8/4/16 (A)	45,000,000	44,953,839
0.29%, 8/18/16 (A)	50,000,000	49,942,245
0.34%, 8/25/16 (A)	50,000,000	49,946,028
0.32%, 9/15/16 (A)	15,000,000	14,975,454
0.34%, 10/13/16 (A)	50,000,000	49,923,115
TOTAL U.S. TREASURY OBLIGATIONS		454,617,228
REPURCHASE AGREEMENTS — 43.4%
Bank of Montreal 0.26% 0.26% dated 4/29/16, due 5/3/16 in the amount of $50,002,167, fully collateralized by U.S. Treasury obligations, par value $600 – $18,400,000, coupon range 0.63% – 7.88%, maturity range 4/30/17 – 2/15/46, value $51,000,017	50,000,000	50,000,000
Bank of Montreal 0.27% 0.27% dated 4/29/16, due 5/2/16 in the amount of $88,288,986, fully collateralized by U.S. Treasury obligations, par value $22,130,500 – $60,958,000, coupon range 0.00% – 1.75%, maturity range 10/13/16 – 1/15/28, value $90,052,770	88,287,000	88,287,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Bank of Nova Scotia 0.27% 0.27% dated 4/29/16, due 5/2/16 in the amount of $135,003,038, fully collateralized by a $130,643,700 U.S. Treasury obligation, coupon 0.13%, maturity 4/15/17, value $137,703,123	$135,000,000	$135,000,000
RBC Capital Markets 0.27% 0.27% dated 4/29/16, due 5/2/16 in the amount of $75,001,688, fully collateralized by U.S. Treasury obligations, par value $26,325,000 – $46,543,700, coupon range 0.00% – 3.00%, maturity range 5/26/16 – 11/15/44, value $76,500,095	75,000,000	75,000,000
TOTAL REPURCHASE AGREEMENTS		348,287,000
TOTAL INVESTMENTS (Cost $802,904,228) — 100.0%		802,904,228
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(188,789)
NET ASSETS — 100.0%		$802,715,439
(A)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

35

TD ASSET MANAGEMENT USA FUNDS INC.
April 30, 2015 (unaudited)

Board’s Consideration of Investment Management Arrangements

The Board of Directors (the “Board”), including the Directors who are not interested persons, as defined in the Investment Company Act of 1940 (the “1940 Act”), of the Company (the “Independent Directors”), met to consider the approval of the Amended and Restated Investment Management Agreement (the “Investment Management Agreement”) between the Company, on behalf of each Fund, and TDAM USA Inc. (the “Investment Manager”), at a meeting held on March 29-30, 2016. In its review of the various agreements and plans with respect to the Funds, the Board of Directors (the “Board”) of TD Asset Management USA Funds Inc. considered information it deemed reasonably necessary to evaluate the terms of such agreements and plans. The Board requested and received materials relating to its consideration of such agreements and plans, including: (i) fees and expense ratios of each Fund and class in comparison to the fees and expense ratios of a peer group of funds; (ii) information with respect to the investment performance of each Fund and class compared to a peer group of funds; (iii) information on the profitability of TDAM USA Inc. (the “Investment Manager”), with respect to each Fund, including details regarding the methodology used to calculate profitability; (iv) information regarding fees paid to service providers that are affiliates of the Investment Manager; and (v) information regarding the compliance record of the Investment Manager. These materials were in addition to other materials and presentations received by the Board throughout the course of the year relating to, in various ways, the Investment Management Agreement and the services provided under the Agreement.

The matters discussed below were considered by the Board. During the Meeting, and throughout the year, experienced counsel independent of the Investment Manager and other “management organizations” as defined in the rules under the 1940 Act, provided guidance to the Independent Directors. The Directors relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. Among other information and factors, the Board considered data on fees and expenses and performance and other information provided by Broadridge, Inc. (“Broadridge”), which is not affiliated with the Investment Manager, for each Fund, as well. The Board also considered updated performance information provided to it by the Investment Manager at the Meeting.

Nature, Quality and Extent of Services

The Board, including the Independent Directors, considered the nature, quality and extent of services performed by the Investment Manager and its affiliates. The Board’s evaluation of the quality of the services of the Investment Manager took into account, among other things, the knowledge and experience demonstrated by the Investment Manager at meetings and presentations throughout the year and otherwise, including the scope and quality of the Investment Manager’s investment management capabilities, other resources dedicated to performing its services, the quality of its administrative and other services and its ability to oversee and supervise the service providers of the Funds. Particularly, the Board considered the background and experience of the Investment Manager’s senior management. The Board also reviewed the qualifications, backgrounds and responsibilities of the investment management staff primarily responsible for day-to-day portfolio management services for each Fund. In further evaluating the quality of services provided by the Investment Manager, the Board was informed that, in management’s judgment, the Investment Manager has the resources to attract and retain highly qualified investment professionals, including research and advisory personnel. The Board also reviewed the compliance and administrative personnel and services of the Investment Manager that support its investment advisory services provided to the Funds and determined that such staff was generally sufficient to ensure a high level of quality service that comply with investment policies and restrictions, as well as other applicable requirements. The Board also noted the sound financial condition and operational stability of the Investment Manager as well as its affiliates.

The Board concluded that it was generally satisfied with the nature, quality and extent of the services provided by the Investment Manager and its affiliates.

Fund Performance

The Board, including the Independent Directors, received and considered information about the investment performance for the period ended December 31, 2015 of each Fund, as well as the performance of a group of comparable funds selected by Broadridge and a group of comparable funds selected by the Investment Manager. In addition, the Board

36

considered information that it received at each quarterly Board meeting about the investment performance of each Fund. The Board noted that the one-, three- and five-year performance returns of each of the Funds were above or the same as the median performance returns for such periods of its respective peer group, except for (a) the three-year and since inception performance returns of the Institutional Class of the TDAM Institutional Money Market Fund and the since inception performance return of the Institutional Service Class of the TDAM Institutional Money Market Fund which were, in each case, lower than the median performance return for such periods of its peer group, except for: (a) the three-year and since inception performance returns of the Institutional Class of the TDAM Institutional Money Market Fund and the since inception performance return of the Institutional Service Class of the TDAM Institutional Money Market Fund which were, in each case, lower than the median performance return for such periods of its peer group; (b) the since inception performance return of the Institutional Service Class of the TDAM Institutional U.S. Government Fund and the one-year and since inception performance returns of the Institutional Class of the TDAM Institutional U.S. Government Fund which were, in each case, lower than the median performance return for such periods of its peer group; and (c) the five-year and since inception performance returns of the Institutional Service Class of the TDAM Institutional Municipal Money Market Fund and the one-year and three-year performance returns of the Institutional Class of the TDAM Institutional Municipal Money Market Fund which were, in each case, slightly lower than the median performance return for such periods of its peer group. The Board also observed that the conservative approach in which the Funds were being managed, with an emphasis on safety and liquidity, contributed to the relatively low returns of the Funds. Taking into account such factors, the Board concluded that the investment performance generated by the Investment Manager was generally satisfactory, or, if issues were presented, they were being affirmatively addressed.

Fees and Expenses

The Board, including the Independent Directors, compared the fees and expense ratios of each Fund and class (before and after any fee waivers and expense reimbursements) against fees and expense ratios of a peer group of funds with similar investment objectives (“peer group”). The funds within the peer group were selected by Broadridge. Specifically, the Board considered data based on information provided by Broadridge indicating that, with respect to the fees and expense ratios of each Fund for its most recent fiscal year, the investment management fee rate of each Fund, both before and after fee waivers, was below the median investment management fee rate of its peer group, with the exception of the investment management fee rate: (a) after waivers of each of the Institutional Class, the Institutional Service Class and the Commercial Class of the TDAM Institutional Money Market Fund which was, in each case, the same as the median investment management fee rate after waivers of its respective peer group; (b) after waivers of each of the Institutional Class, the Institutional Service Class and the Commercial Class of the TDAM Institutional U.S. Government Fund which was above the median investment management fee rate after waivers of its peer group; and (c) after waivers of each of the Institutional Service Class and the Commercial Class of the TDAM Institutional Treasury Obligations Money Market Fund which was slightly above the median investment management fee rate after waivers of its peer group; and (d) after waivers of each of the Institutional Class and the Institutional Service Class of the TDAM Institutional Municipal Money Market Fund which was the same as the median investment management fee rate after waivers of its peer group.

The Board, in its evaluation of agreements noted that each class’ total gross expense ratio and total net expense ratio of each Fund were both at or below the median total gross expense ratio and median total net expense ratio, respectively, of its respective peer group, with the exception of: (a) the total gross expense ratio of each of the Institutional Class and Institutional Service Class of the TDAM Institutional Municipal Money Market Fund which was, in each case, above the median total gross expense ratio of its peer group; (b) the total net expense ratio of each of the Institutional Class, Institutional Service Class and Commercial Class of the TDAM Institutional U.S. Government Fund which was, in each case, above the median total net expense ratio of its peer group; and (c) the total net expense ratio of each of the Institutional Service Class and Commercial Class of the TDAM Institutional Treasury Obligations Money Market Fund which was, in each case, above the median total net expense ratio of its peer group.

The Board noted the voluntary fee waivers and expense reimbursements provided by the Investment Manager and its affiliates with respect to the Funds, including to support the Funds’ yields.

The Board also received and considered information about the services rendered, and the fee rates offered, to other clients advised by the affiliates of the Investment Manager with respect to similarly managed accounts, if any.

On the basis of the factors considered and information presented, which were consolidated on a holistic basis, the Board determined that the fee rates were not unreasonable.

37

Profitability

The Board, including the Independent Directors, considered the level of the Investment Manager’s profits with respect to management of the Funds. The Board was presented with a report prepared by management and reviewed by an independent consultant disclosing the Investment Manager’s profitability. On the basis of management’s and the independent consultant’s representations with respect to the preparation of the report, the Board, including the Independent Directors, concluded that the cost allocation methodology employed was reasonably based. The Board considered the amount of profits (including related benefits) realized by the Investment Manager and its affiliates in connection with the operation of the Funds and concluded that the amount of profits was not unreasonable in light of the services provided to the Funds.

Economies of Scale

The Board, including the Independent Directors, considered whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there was the potential for realization of any further economies of scale. The Board noted that the Investment Manager’s advisory fee rate for each Fund contains breakpoints and, accordingly, reflects the potential for sharing economies of scale, if any, with shareholders as each Fund grows. The Board concluded that potential economies of scale were passed on to the Fund shareholders in the form of breakpoints to the advisory fee rate. The Board, including the Independent Directors, considered that economies of scale, if any, may be shared in a number of ways, including through fee and expense waivers and reimbursements. With respect to each Fund, the Board determined that the advisory fee structure was reasonable and no changes were currently necessary.

Other Benefits to the Investment Manager

The Board, including the Independent Directors, also took into account not only the advisory fees payable by the Funds, but also so-called “fallout benefits” to the Investment Manager, such as the engagement of affiliates of the Investment Manager as paid service providers to the Funds, including, for example, administrative, shareholder services and transfer agency services, as well as Rule 12b-1 fees received by affiliates of the Investment Manager. The Board concluded that other ancillary benefits that the Investment Manager and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Company and the Funds, such as those noted above, were not unreasonable.

Conclusion

The Board, including all of the Independent Directors voting separately, concluded in light of a weighing and balancing of all factors considered, including those described above, that it was in the best interests of each Fund to approve the Investment Management Agreement with respect to such Fund for an additional one-year period.

38

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Executive Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or by writing TD Asset Management USA Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of June 16, 2016.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Chairman of the Board and Director; Chairman of the Nominating/ Governance Committee	Chairman of Board since 6/20/13; Chairman of Nominating/ Governance Committee since March 2011; Director since 3/30/09	Senior Advisor at Kennedy Wilson since 2015; Executive Vice Chairman of Kennedy Wilson, International (real estate), 2009 – 2015; Senior Advisor Stonepoint Capital 2008 – 2011; Financial services executive and advisor; Founder of BlackSterling Partners, LLC (private investments and advisory firm) since 2004.	22	Member, USC Marshall Business School Board since 2010; Director of Lepercq, de Neuflize and Co. 2009 – 2016; President of Christ Church Trustees since 2008; Trustee Emeritus of Whittier College since 2014, Trustee from
					1995 – 2014.

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee since 3/24/11	Retired financial services attorney; real estate investor; Senior Advisor to New York State Banking Department, 2009; Trustee of Albany Law School since 1998, Vice Chairman since 2013.	22	Director and Vice Chairman, Albany Law School Board of Trustees.
†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2016.

39

Director and Officers Information
(Unaudited) (Continued)

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 53	Director	Since: 9/23/14	Executive Vice President, Global Asset & Wealth Management, Ipreo (2013 – present); Previously, Chairman & CEO of Discovery Data, a leading financial services industry data provider (2009 – 2013); CEO and Director of Loring Ward International, Ltd.; and President of SA Funds – Investment Trust (2005 – 2009).	22	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.

CHRISTOPHER L. WILSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 59	Director	Since: 9/23/14	Managing Partner, CT2, LLC (consulting), (2009 – present); Previously, President and CEO, Columbia Funds (2004 – 2009).	22	Chairman of Audit Committee and Director, ISO-NE (energy and energy services), (2011 – present); Trustee and Finance Committee Chairman, Lesley University (2003 – 2011); Board of Governors, Investment Company Institute (2005 – 2009).

Interested Director
BARBARA F. PALK††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Director	Since: 12/17/10	Senior Vice President — TD Bank Group and President of TD Asset Management Inc., TDAM USA Inc. and TD Investments from June 2003 through December 2010.	22	Director of Ontario Teachers’ Pension Plan Board since 2012; Director of The Perimeter Institute; The Shaw Festival; Director of First National Financial Corporation; Board of Crombie REIT since 5/14/14; Director of Queens University, Greenwood College School; From 2012 - 6/1/16.

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of April 30, 2016.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

40

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	President and Chief Executive Officer	Since: 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010; Previously, Chief Risk Officer of TD Asset Management Inc. since 2002 and Chief Financial Officer of TDAM Wealth Management from 2001 to 2002; and Chief Operating Officer of TDAM from 1998 to 2010.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	Chief Legal Officer and Anti-Money Laundering Officer	Since: 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager; from June 2005 through March 2008, attorney, Schulte Roth and Zabel LLP.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 48	Treasurer and Chief Financial Officer	Since: 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 45	Assistant Treasurer	Since: 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

CURTIS BARNES c/o Citi Fund Services Ohio, Inc. Prudential Center 800 Boylston Street, 24th Floor Boston, MA 02199 Age: 62	Secretary	Since: 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.; from May 1995 through September 2007, Vice President, Citi Fund Services Ohio, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 56	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.
††††	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

41

(This page intentionally left blank)

42

(This page intentionally left blank)

43

TDAMSAR02

Item 2. Code of Ethics.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  TD Asset Management USA Funds Inc.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

R. Michael Thorfinnson, President

Date  July 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ R. Michael Thorfinnson, President

R. Michael Thorfinnson, President

Date  July 6, 2016

By (Signature and Title)* /s/ Eric Kleinschmidt, Treasurer

Eric Kleinschmidt, Treasurer

Date  July 6, 2016

* Print the name and title of each signing officer under his or her signature.